                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-881
                                                     -------

                            Columbia Funds Trust III
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3363
                                                          -------------------

                  Date of fiscal year end: October 31, 2003
                                           ----------------

                  Date of reporting period: October 31, 2003
                                            ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

[PHOTO]

                                Columbia Global
                                  Equity Fund

                                 Annual Report
                               October 31, 2003

                            We are Columbia Funds!

 INSIDE -- Management's discussion of the changes effective October 13, 2003.

 President's Message

[PHOTO]

Joseph R. Palombo

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Newport Global Equity Fund was changed to Columbia Global Equity Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity
The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain dedicated to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio managers Sean P. Wilson and James M. McAlear discuss in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

Net asset value per share as of 10/31/03 ($)

Class A  10.19
Class B   9.87
Class C   9.86

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

Performance Information

Value of a $10,000 investment 11/1/93 - 10/31/03

Value of a $10,000 investment
11/1/93 - 10/31/03 ($)

        without sales with sales
           charge       charge
--------------------------------
Class A    $14,435     $13,605
--------------------------------
Class B    $13,510     $13,510
--------------------------------
Class C    $13,494     $13,494

                                    [CHART]

            Class A shares     Class A shares
                without             with         S&P Utilities      MSCI
             sales charge       sales charge         Index      World Index
            ---------------    ---------------   -------------  -----------
11/01/1993     $10,000             $9,425           $10,000       $10,000
11/30/1993       9,629              9,075             9,476         9,432
12/31/1993       9,767              9,205             9,594         9,891
01/31/1994       9,988              9,414             9,479        10,541
02/28/1994       9,722              9,163             8,960        10,402
03/31/1994       9,351              8,814             8,525         9,952
04/30/1994       9,380              8,841             8,623        10,257
05/31/1994       9,196              8,667             8,208        10,281
06/30/1994       9,094              8,571             7,966        10,250
07/31/1994       9,312              8,776             8,378        10,443
08/31/1994       9,375              8,836             8,425        10,755
09/30/1994       9,179              8,651             8,245        10,470
10/31/1994       9,260              8,727             8,389        10,765
11/30/1994       9,097              8,574             8,414        10,296
12/31/1994       9,100              8,576             8,464        10,393
01/31/1995       9,298              8,763             9,017        10,234
02/28/1995       9,371              8,833             9,080        10,380
03/31/1995       9,392              8,852             8,928        10,878
04/30/1995       9,584              9,033             9,209        11,254
05/31/1995       9,911              9,342             9,872        11,348
06/30/1995       9,932              9,361             9,777        11,342
07/31/1995      10,080              9,501             9,764        11,907
08/31/1995      10,038              9,461             9,720        11,639
09/30/1995      10,261              9,671            10,349        11,976
10/31/1995      10,218              9,630            10,499        11,784
11/30/1995      10,415              9,816            10,617        12,190
12/31/1995      10,743             10,125            11,234        12,544
01/31/1996      10,903             10,276            11,453        12,768
02/29/1996      10,848             10,225            11,100        12,844
03/31/1996      10,748             10,130            11,014        13,054
04/30/1996      10,938             10,309            10,790        13,359
05/31/1996      11,089             10,451            10,953        13,368
06/30/1996      11,118             10,478            11,554        13,433
07/31/1996      10,755             10,137            10,815        12,957
08/31/1996      11,027             10,393            11,058        13,103
09/30/1996      11,147             10,506            11,157        13,613
10/31/1996      11,443             10,785            11,714        13,705
11/30/1996      12,034             11,342            11,951        14,470
12/31/1996      12,105             11,409            11,872        14,236
01/31/1997      12,515             11,795            11,935        14,405
02/28/1997      12,510             11,790            11,849        14,568
03/31/1997      12,406             11,692            11,465        14,276
04/30/1997      12,659             11,931            11,271        14,740
05/31/1997      13,193             12,434            11,770        15,647
06/30/1997      13,593             12,811            12,126        16,425
07/31/1997      13,965             13,162            12,390        17,179
08/31/1997      13,187             12,429            12,156        16,026
09/30/1997      13,942             13,140            12,674        16,894
10/31/1997      13,434             12,662            12,794        16,002
11/30/1997      14,172             13,357            13,756        16,282
12/31/1997      14,825             13,973            14,798        16,478
01/31/1998      14,658             13,815            14,197        16,934
02/28/1998      15,402             14,517            14,678        18,077
03/31/1998      16,433             15,488            15,632        18,838
04/30/1998      16,388             15,446            15,271        19,019
05/31/1998      16,121             15,194            15,215        18,778
06/30/1998      16,426             15,481            15,796        19,221
07/31/1998      16,708             15,748            14,998        19,186
08/31/1998      14,448             13,617            15,349        16,625
09/30/1998      15,209             14,335            16,563        16,916
10/31/1998      15,865             14,952            16,247        18,442
11/30/1998      16,287             15,350            16,487        19,535
12/31/1998      17,412             16,411            16,992        20,487
01/31/1999      18,046             17,008            16,248        20,933
02/28/1999      17,248             16,256            15,627        20,374
03/31/1999      17,148             16,162            15,380        21,220
04/30/1999      17,868             16,841            16,695        22,054
05/31/1999      18,301             17,248            17,748        21,244
06/30/1999      18,621             17,550            17,127        22,232
07/31/1999      18,176             17,131            16,917        22,163
08/31/1999      17,654             16,639            17,089        22,121
09/30/1999      17,610             16,598            16,267        21,904
10/31/1999      18,769             17,690            16,501        23,039
11/30/1999      19,493             18,373            15,277        23,684
12/31/1999      22,090             20,820            15,428        25,598
01/31/2000      21,907             20,647            17,102        24,129
02/29/2000      22,616             21,316            16,047        24,191
03/31/2000      23,596             22,239            16,581        25,860
04/30/2000      21,526             20,289            17,871        24,764
05/31/2000      21,012             19,804            18,652        24,135
06/30/2000      21,907             20,647            17,543        24,944
07/31/2000      21,160             19,943            18,786        24,238
08/31/2000      22,129             20,857            21,358        25,023
09/30/2000      20,989             19,782            23,319        23,689
10/31/2000      20,253             19,088            22,421        23,289
11/30/2000      17,774             16,752            22,163        21,873
12/31/2000      19,213             18,109            24,249        22,223
01/31/2001      19,667             18,536            21,892        22,652
02/28/2001      18,194             17,148            22,689        20,735
03/31/2001      16,991             16,014            22,537        19,369
04/30/2001      18,124             17,082            23,848        20,796
05/31/2001      17,586             16,575            23,088        20,526
06/30/2001      16,978             16,001            21,247        19,880
07/31/2001      16,538             15,587            20,268        19,613
08/31/2001      15,858             14,946            19,717        18,670
09/30/2001      14,653             13,810            17,433        17,023
10/31/2001      14,681             13,837            17,371        17,348
11/30/2001      14,823             13,971            16,438        18,372
12/31/2001      14,951             14,091            16,867        18,486
01/31/2002      13,986             13,182            15,895        21,898
02/28/2002      13,505             12,729            15,546        17,766
03/31/2002      13,888             13,089            17,438        18,585
04/30/2002      13,618             12,835            17,113        17,920
05/31/2002      13,406             12,635            15,594        17,950
06/30/2002      12,825             12,088            14,486        16,859
07/31/2002      11,848             11,167            12,461        15,436
08/31/2002      11,919             11,234            12,929        15,462
09/30/2002      10,969             10,338            11,258        13,760
10/31/2002      11,508             10,846            11,053        14,774
11/30/2002      12,131             11,434            11,345        15,569
12/31/2002      11,877             11,194            11,807        14,812
01/31/2003      11,621             10,953            11,446        14,360
02/28/2003      11,479             10,819            10,903        14,109
03/31/2003      11,479             10,819            11,437        14,062
04/30/2003      12,358             11,647            12,427        15,308
05/31/2003      12,995             12,248            13,723        16,179
06/30/2003      13,067             12,315            13,879        16,458
07/31/2003      13,435             12,663            12,973        16,790
08/31/2003      13,775             12,983            13,221        17,151
09/30/2003      13,620             12,836            13,810        17,254
10/31/2003      14,435             13,605            13,966        18,278

Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of global stocks. The Standard & Poor's (S&P) Utilities Index is an unmanaged index that tracks the performance of domestic utility stocks. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/03 (%)

Share class       A              B              C
Inception      10/15/91       3/27/95        3/27/95
--------------------------------------------------------
            without  with  without  with  without  with
             sales  sales   sales  sales   sales  sales
            charge  charge charge  charge charge  charge
--------------------------------------------------------
1-year       25.49  18.28   24.46  19.46   24.34  23.34
--------------------------------------------------------
5-year       -1.86  -3.02   -2.62  -2.92   -2.66  -2.66
--------------------------------------------------------
10-year       3.74   3.13    3.05   3.05    3.04   3.04
--------------------------------------------------------

Average annual total return as of 9/30/03 (%)

Share class       A              B              C
--------------------------------------------------------
            without  with  without  with  without  with
             sales  sales   sales  sales   sales  sales
            charge  charge charge  charge charge  charge
--------------------------------------------------------
1-year       24.16  17.02   23.28  18.28   23.15  22.15
--------------------------------------------------------
5-year       -2.18  -3.34   -2.93  -3.22   -2.96  -2.96
--------------------------------------------------------
10-year       3.17   2.56    2.50   2.50    2.49   2.49
--------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

The fund initially commenced operations as the Liberty Financial Utilities Fund on October 15, 1991. Performance shown is based, in part, on the performance of the Liberty Financial Utilities Fund, which had a different expense structure than the fund.

Class B and C share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and C shares would have been lower.

Portfolio Managers' Report

Top 10 Holdings as of 10/31/03 (%)

Microsoft                                         2.5
Pfizer                                            2.4
Citigroup                                         2.3
Cisco Systems                                     2.0
General Electric                                  2.0
Paychex                                           1.9
Southern                                          1.9
American International Group                      1.8
Medtronic                                         1.8
Credit Suisse Group                               1.7

Holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

Top 5 Countries as of 10/31/03 (%)

United States                             55.0
Japan                                     11.5
United Kingdom                             7.4
Germany                                    4.7
France                                     3.6

Country breakdowns are calculated as a percentage of investments.
Because the fund is actively managed, there can be no guarantee the fund will continue to invest in these countries in the future.

For the 12-month period ended October 31, 2003, Columbia Global Equity Fund class A shares returned 25.49% without sales charge. The fund outperformed its benchmark, the MSCI World Index, which returned 23.71% for the same period. In the United States, investments in the information technology and consumer discretionary sectors helped boost total return. Overseas, a relatively large weighting in Japan and holdings in emerging markets aided results.

The global economy improved
During the period, data in the United States and overseas indicated that many economies were on a recovery course. In the United States, low interest rates and tax changes helped boost business and consumer spending. Unemployment dipped slightly, while gross domestic product proved robust. In Europe and Japan, economies also benefited from declining interest rates and lower taxes.

A focus on sectors that respond to economic growth
We favored companies in sectors that tend to do well during periods of economic growth. As a result, information technology, which accounted for 14.6% of net assets, was one of the largest sectors in the portfolio. However, the best technology performers were small-cap, lower quality companies. We did not fully participate in the strong upward movement of the information technology sector because we emphasized large-cap, high quality companies in the fund.

Our position in consumer discretionary stocks, which accounted for 12.6% of net assets, also made a positive contribution to return. Within the sector, Home Depot, a building products company; InterActiveCorp, an on-line travel and entertainment business; and Coach, a leather goods manufacturer (1.4%, 0.7%, and 0.7% of net assets, respectively), did well./1/

The fund's prospectus mandates that the fund maintain at least 25% of its assets in utilities, which includes telecommunications and semiconductors, as well as traditional gas and electric utilities. At 28.1% of net assets, utilities were the largest sector in the portfolio, even after we reduced our exposure to more defensive utilities mid-way through the period. Our position in utilities rose in value, but did not contribute as much to performance as other sectors that were more closely linked to economic growth.

/1/ Holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

A reduced emphasis on US stocks
Because overseas stocks were more attractively valued, we reduced our allocation to US stocks and increased investments overseas. By the end of the period, the fund had a roughly 50/50 split between assets invested in the United States and overseas. We made a relatively large commitment to Japan. In the third calendar quarter of 2003, the Japanese economy grew for a seventh straight quarter--the longest economic expansion in Japan since 1997. Japan has benefited from a US economic recovery and from an increase in spending by Japanese manufacturers to meet higher overseas orders. In addition, government reforms have increased the odds that Japan will benefit from structural changes that should favor economic growth. Investments in the emerging markets of China, South Korea, India, Brazil and Israel also helped performance.

Looking ahead to a global economic recovery
As we look forward to 2004, we are optimistic about the prospects for the global economy and stock markets. Overseas, we have already seen better corporate earnings, which have resulted from lower interest rates and a huge amount of corporate restructuring. In the United States, we expect additional tax cuts to put more money in consumers' pockets and companies to realize a new depreciation benefit on investments made in new plants and equipment in 2004. These factors, in addition to relatively low interest rates, should be stimulative for the economy. We have positioned the portfolio to take advantage of a more positive global economy.

/s/ Sean Wilson /s/ James M. McAlear

Sean P. Wilson became co-manager of the fund in October 2003, replacing Erik Gustafson. James M. McAlear has co-managed the fund since March 2003.

Since the fund may invest a significant percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

The fund generally maintains a broader definition of utilities than many sector classifications. The fund's definition includes companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies, such as telephone, satellite, microwave, and other communications media. The fund may also invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

Top 5 sectors as of 10/31/03 (%)

                                    [CHART]

Utilities                       28.1
Financials                      15.8
Health care                     15.1
Information technology          14.6
Consumer discretionary          12.6

Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

Columbia Global Equity Fund

October 31, 2003

Common Stocks - 99.6%                    Shares         Value
-------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.6%
Food & Drug Retailing - 0.2%
Seiyu Ltd. (a)                           52,000 $     167,651
                                                -------------

Hotels, Restaurants & Leisure - 0.5%
Accor SA (a)                             12,500       490,979
                                                -------------

Household Durables - 2.7%
Koninklijke (Royal) Philips
 Electronics N.V.                        40,900     1,101,223
Matsushita Electric Industrial Co., Ltd. 98,000     1,289,638
Sanyo Electric Co., Ltd.                 88,000       402,797
                                                -------------
                                                    2,793,658
                                                -------------

Internet & Catalog Retail - 0.7%
InterActiveCorp (a)                      20,000       734,200
                                                -------------

Leisure Equipment & Products - 0.6%
Mattel, Inc.                             30,000       580,800
                                                -------------

Media - 2.7%
Antena 3 Television SA (a) (b)              199         5,820
Clear Channel Communications, Inc.       25,000     1,020,500
JC Decaux SA (a)                         33,400       490,943
Liberty Media Corp., Class A (a)         75,000       756,750
Pearson PLC                              49,300       510,023
                                                -------------
                                                    2,784,036
                                                -------------

Multi-Line Retail - 0.5%
Kohl's Corp. (a)                         10,000       560,700
                                                -------------

Specialty Retail - 3.4%
AutoZone, Inc. (a)                        6,000       576,600
Bed Bath & Beyond, Inc. (a)              30,000     1,267,200
Home Depot, Inc.                         40,000     1,482,800
USS Co., Ltd.                             4,010       284,426
                                                -------------
                                                    3,611,026
                                                -------------

Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. (a)                          20,000       709,400
LVMH Moet Hennessy Louis
 Vuitton SA                               8,700       600,513
                                                -------------
                                                    1,309,913
                                                -------------
-------------------------------------------------------------
CONSUMER STAPLES - 4.5%
Beverages - 1.7%
PepsiCo, Inc.                            30,000     1,434,600
Pernod Ricard SA                          3,100       298,738
                                                -------------
                                                    1,733,338
                                                -------------
-------------------------------------------------------------

Household Products - 1.9%
Procter & Gamble Co.                     15,000 $   1,474,350
Reckitt Benckiser PLC                    25,200       529,950
                                                -------------
                                                    2,004,300
                                                -------------
Personal Products - 0.9%
Gillette Co.                             30,000       957,000
                                                -------------
-------------------------------------------------------------
FINANCIALS - 15.8%
Banks - 5.4%
Banco Popular Espanol SA                  7,400       384,310
Banco Santander Central Hispano SA       55,000       526,827
Barclays PLC                             65,800       554,620
Credit Agricole SA                       40,271       854,244
Credit Suisse Group                      48,800     1,716,601
Standard Chartered PLC                   40,200       642,570
UFJ Holdings, Inc.                          160       682,953
Unibanco - Uniao de Bancos
 Brasileiros SA, ADR                     12,100       267,531
                                                -------------
                                                    5,629,656
                                                -------------

Diversified Financials - 4.9%
Citigroup, Inc.                          50,000     2,370,000
Euronext N.V.                            19,700       481,470
ING Groep N.V.                           38,100       790,055
Nomura Holdings, Inc.                    83,000     1,423,159
                                                -------------
                                                    5,064,684
                                                -------------

Insurance - 4.2%


Allianz AG, Registered Shares            12,300     1,316,987
American International Group, Inc.       30,000     1,824,900
Daido Life Insurance Co.                     66       196,004
Millea Holdings, Inc.                        64       761,420
Mitsui Sumitomo Insurance Co., Ltd. 25,000            205,703
                                                -------------
                                                    4,305,014
                                                -------------

Real Estate - 1.3%
Mitsubishi Estate Co., Ltd.              87,000       832,785
Sun Hung Kai Properties Ltd.             65,000       545,990
                                                -------------
                                                    1,378,775
                                                -------------
-------------------------------------------------------------
HEALTH CARE - 15.1%
Biotechnology - 2.0%
Amgen, Inc. (a)                          25,000     1,544,000
Gilead Sciences, Inc. (a)                10,000       545,800
                                                -------------
                                                    2,089,800
                                                -------------

See notes to investment portfolio.

October 31, 2003

Common Stocks (continued)           Shares         Value
--------------------------------------------------------
HEALTH CARE (continued)
Health Care Equipment & Supplies - 2.9%
Medtronic, Inc.                     40,000 $   1,822,800
Olympus Optical Co., Ltd.           27,000       590,954
Smith & Nephew PLC                  72,733       577,594
                                           -------------
                                               2,991,348
                                           -------------

Health Care Providers & Services - 2.3%
Caremark Rx, Inc. (a)               60,000     1,503,000
Triad Hospitals, Inc. (a)           20,000       614,600
UnitedHealth Group, Inc.             5,000       254,400
                                           -------------
                                               2,372,000
                                           -------------

Pharmaceuticals - 7.9%
Chugai Pharmaceutical Co., Ltd.     37,200       529,064
Dr. Reddy's Laboratories Ltd., ADR  21,900       583,854
GlaxoSmithKline PLC                 21,600       462,302
Novartis AG, Registered Shares      20,000       761,093
Pfizer, Inc.                        80,000     2,528,000
Ranbaxy Laboratories Ltd.           24,900       570,210
Stada Arzneimittel AG               11,625       601,841
Teva Pharmaceuticals Industries
 Ltd., ADR                          17,200       978,508
Watson Pharmaceuticals, Inc. (a)    30,000     1,178,100
                                           -------------
                                               8,192,972
                                           -------------



--------------------------------------------------------
INDUSTRIALS - 6.2%
Commercial Services & Supplies - 0.8%
Adecco SA                           14,450       850,763
                                           -------------

Industrial Conglomerates - 3.2%
General Electric Co.                70,000     2,030,700
Siemens AG                          11,900       801,357
Smiths Group PLC                    39,800       473,504
                                           -------------
                                               3,305,561
                                           -------------

Machinery - 1.8%
Atlas Copco AB, Class B             15,800       516,194
Caterpillar, Inc.                   10,000       732,800
Singulus Technology AG (a)          24,800       598,916
                                           -------------
                                               1,847,910
                                           -------------

Trading Companies & Distributors - 0.4%
Mitsubishi Corp.                    39,000       404,132
                                           -------------
--------------------------------------------------------
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)            100,000     2,098,000
Nortel Networks Corp. (a)          217,761       970,762
UTStarcom, Inc. (a)                 20,000       630,000
                                           -------------
                                               3,698,762
                                           -------------

                                    Shares     Value
--------------------------------------------------------
Computers & Peripherals - 0.7%
EMC Corp. (a)                       50,000 $     692,000
                                           -------------

Electronic Equipment & Instruments - 0.3%
TDK Corp.                            5,300       346,563
                                           -------------

Electronics - 0.8%
ARM Holdings PLC (a)               414,800       800,209
                                           -------------

Information Technology Consulting
 & Services - 3.2%
Accenture Ltd., Class A (a)         20,000       468,000

Amadeus Global Travel Distribution
 SA, Class A                        74,400       466,464
Indra Sistemas SA                   43,700       491,143
Paychex, Inc.                       50,000     1,946,000
                                           -------------
                                               3,371,607
                                           -------------

Internet Software & Services - 0.6%
T-Online International AG (a)       44,600       576,343
                                           -------------

Office Electronics - 0.6%
Canon, Inc.                         14,000       676,414
                                           -------------

Semiconductor Equipment & Products - 0.7%
Tokyo Electron Ltd.                  9,700       694,179
                                           -------------

Software - 4.1%
Dassault Systemes SA                12,700       538,205
Microsoft Corp.                    100,000     2,615,000
SAP AG, ADR                         29,000     1,059,660
                                           -------------
                                               4,212,865
                                           -------------
--------------------------------------------------------
MATERIALS - 2.7%
Chemicals - 0.7%
Linde AG                            11,400       522,159
Shin-Etsu Chemical Co., Ltd.         6,800       252,584
                                           -------------
                                                 774,743
                                           -------------

Metals & Mining - 1.1%
Alcoa, Inc.                         10,000       315,700
BHP Billiton Ltd.                   64,400       534,489
Companhia Vale do Rio Doce, ADR      6,500       262,600
                                           -------------
                                               1,112,789
                                           -------------

Paper & Forest Products - 0.9%
Stora Enso Oyj, Class R             67,300       914,223
                                           -------------
--------------------------------------------------------
UTILITIES - 28.1%
Diversified Telecommunication Services - 5.4%
AT&T Corp.                          40,000       743,600
France Telecom SA                   20,200       488,296
Nippon Telegraph & Telephone Corp.     100       445,918

See notes to investment portfolio.

October 31, 2003

Common Stocks (continued)             Shares         Value
----------------------------------------------------------
UTILITIES (continued)
Diversified Telecommunication Services (continued)
SBC Communications, Inc.              50,000 $   1,199,000
Tele Norte Leste Participacoes
 SA, ADR                              37,800       535,626
Telecom Italia S.p.A.                160,917       419,440
Telecom Italia S.p.A. (a)                  3             5
Telefonica SA                         58,800       730,487
Verizon Communications, Inc.          30,000     1,008,000
                                             -------------
                                                 5,570,372
                                             -------------

Electric Utilities - 3.9%
Beijing Datang Power Generation Co.,
 Ltd., Class H                       664,000       425,257
Exelon Corp.                          15,000       951,750
Public Power Corp.                    30,900       663,714
Southern Co.                          65,000     1,937,000
                                             -------------
                                                 3,977,721
                                             -------------

Energy Equipment & Services - 3.5%
BJ Services Co. (a)                   40,000     1,312,400
Schlumberger Ltd.                     25,000     1,174,250
Smith International, Inc. (a)         30,000     1,116,900
                                             -------------
                                                 3,603,550
                                             -------------

Gas Utilities - 1.9%
Enagas SA                             76,200       703,353
Snam Rete Gas S.p.A.                 121,900       458,564
Tokyo Gas Co., Ltd.                  239,000       818,300
                                             -------------
                                                 1,980,217
                                             -------------

Multi-Utilities & Unregulated Power - 0.8%
National Grid Transco PLC            125,000       797,627
                                             -------------

Oil & Gas - 3.3%
BP PLC                               105,000       728,326
EnCana Corp.                          20,900       717,318
ENI--Ente Nazionale Idvocaburi
 S.p.A.                               48,000       761,278
XTO Energy, Inc.                      50,000     1,183,500
                                             -------------
                                                 3,390,422
                                             -------------

Semiconductor Equipment & Products - 5.1%
Applied Materials, Inc. (a)           35,000       817,950
ASML Holding N.V. (a)                 24,600       426,428
Maxim Integrated Products, Inc.       30,000     1,491,300
Samsung Electronics Co.,
 Ltd., GDR (c)                         2,600       520,000
Taiwan Semiconductor Manufacturing
 Co., Ltd., ADR (a)                   54,703       605,015
Texas Instruments, Inc.               50,000     1,446,000
                                             -------------
                                                 5,306,693
                                             -------------

                                       Shares      Value
------------------------------------------------------------
Transportation Infrastructure - 1.5%
Fraport AG                             19,076 $     493,905
Jiangsu Expressway Co., Ltd.,
 Class H                              832,000       420,391
Zhejiang Expressway Co., Ltd.,
 Class H                            1,091,000       688,195
                                              -------------
                                                  1,602,491
                                              -------------

Water Utilities - 0.7%
AWG PLC                                61,200       535,567
CIA Saneamento Basico, ADR             19,200       215,040
                                              -------------
                                                    750,607
                                              -------------

Wireless Telecommunication Services - 2.0%
NTT DoCoMo, Inc.                          460       994,278
Vodafone Group PLC                    502,800     1,055,246
                                              -------------
                                                  2,049,524
                                              -------------
Total Common Stocks
 (cost of $95,026,936)                          103,060,137
                                              -------------

Rights - 0.0%
------------------------------------------------------------
FINANCIALS - 0.0%
Banks - 0.0%
Credit Agricole SA (a)
 (cost of $0)                          40,271         9,351
                                              -------------

Short-Term Obligation - 1.0%              Par
------------------------------------------------------------
Repurchase agreement with State
 Street Bank & Trust Co., dated
 10/31/03, due 11/03/03 at 0.930%,
 collateralized by a U.S. Treasury
 Bond maturing 05/15/30, market
 value $1,099,744 (repurchase
 proceeds $1,074,083)
 (cost of $1,074,000)              $1,074,000     1,074,000
                                              -------------
Total Investments - 100.6%
 (cost of $96,100,936) (d)                      104,143,488
                                              -------------

Other Assets & Liabilities, Net - (0.6)%           (674,473)
-----------------------------------------------------------
Net Assets - 100.0%                           $ 103,469,015
                                              -------------

Notes to Investment Portfolio:

(a) Non-income producing.

(b) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the value of this security amounted to $520,000, which represents 0.5% of net assets.

(d) Cost for federal income tax purposes is the same.

See notes to financial statements.

October 31, 2003

Summary of Securities               % of Total
by Country (Unaudited)    Value     Investments
-----------------------------------------------
    United States      $ 57,232,184     55.0%
    Japan                11,998,922     11.5
    United Kingdom        7,667,537      7.4
    Germany               4,911,508      4.7
    France                3,771,270      3.6
    Switzerland           3,328,457      3.2
    Spain                 3,308,402      3.2
    Netherlands           2,799,177      2.7
    Canada                1,688,080      1.6
    Italy                 1,639,286      1.6
    China                 1,533,844      1.5
    Finland                 914,223      0.9
    Greece                  663,715      0.6
    India                   570,210      0.5
    Hong Kong               545,990      0.5
    Australia               534,489      0.5
    South Korea             520,000      0.5
    Sweden                  516,194      0.5
                       ------------    -----
                       $104,143,488    100.0%
                       ------------    -----

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.


Acronym            Name
-------            ----
 ADR    American Depositary Receipt
 GDR    Global Depositary Receipt

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2003

Assets:
Investments, at cost                         $ 96,100,936
                                             ------------
Investments, at value                        $104,143,488
Cash                                              258,689
Foreign currency (cost of $340,344)               340,344
Receivable for:
   Investments sold                               514,645
   Fund shares sold                                17,564
   Interest                                            28
   Dividends                                      186,927
   Foreign tax reclaims                            50,679
Deferred Trustees' compensation plan               10,177
                                             ------------
    Total Assets                              105,522,541
                                             ------------
Liabilities:
Payable for:
   Investments purchased                        1,656,321
   Fund shares repurchased                        149,132
   Investment advisory fee                         29,157
   Administration fee                              23,565
   Transfer agent fee                             102,782
   Pricing and bookkeeping fees                     3,846
   Trustees' fees                                     192
   Custody fee                                     13,500
   Distribution and service fees                   31,626
Deferred Trustees' fees                            10,177
Other liabilities                                  33,228
                                             ------------
    Total Liabilities                           2,053,526
                                             ------------
Net Assets                                   $103,469,015
                                             ------------
Composition of Net Assets:
Paid-in capital                              $123,754,916
Accumulated net investment loss                   (16,818)
Accumulated net realized loss                 (28,313,140)
Net unrealized appreciation on:
   Investments                                  8,042,552
   Foreign currency translations                    1,505
                                             ------------
Net Assets                                   $103,469,015
                                             ------------
Class A:
Net assets                                   $ 82,365,962
Shares outstanding                              8,084,581
                                             ------------
Net asset value per share                    $      10.19 (a)
                                             ------------
Maximum offering price per share
  ($10.19/0.9425)                            $      10.81 (b)
                                             ------------
Class B:
Net assets                                   $ 20,086,085
Shares outstanding                              2,034,872
                                             ------------
Net asset value and offering price per share $       9.87 (a)
                                             ------------
Class C:
Net assets                                   $  1,016,968
Shares outstanding                                103,161
                                             ------------
Net asset value and offering price per share $       9.86 (a)
                                             ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

Statement of Operations

For the Year Ended October 31, 2003

Investment Income:
Dividends                                    $ 1,723,262
Interest                                          30,441
                                             -----------
   Total Investment Income (net of foreign
    taxes withheld of $90,573)                 1,753,703
                                             -----------

Expenses:
Investment advisory fee                          391,150
Administration fee                               244,612
Distribution fee:
   Class B                                       147,084
   Class C                                         6,953
Service fee:
   Class A                                       193,266
   Class B                                        49,028
   Class C                                         2,318
Transfer agent fee                               575,914
Pricing and bookkeeping fees                      35,332
Trustees' fees                                    10,652
Custody fee                                       48,756
Other expenses                                   100,667
                                             -----------
   Total Expenses                              1,805,732
Fees and expenses waived or reimbursed by
  Investment Advisor                             (30,295)
Custody earnings credit                             (226)
                                             -----------
   Net Expenses                                1,775,211
                                             -----------
Net Investment Loss                              (21,508)
                                             -----------

Net Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency:
Net realized loss on:
   Investments                                  (586,253)
   Foreign currency transactions                (127,184)
                                             -----------
    Net realized loss                           (713,437)
                                             -----------
Net change in unrealized appreciation/
  depreciation on:
   Investments                                22,782,333
   Foreign currency translations                  (2,156)
                                             -----------
Net change in unrealized appreciation/
  depreciation                                22,780,177
                                             -----------
Net Gain                                      22,066,740
                                             -----------
Net Increase in Net Assets from Operations   $22,045,232
                                             -----------

See notes to financial statements.

 Statement of Changes in Net Assets

                              Year Ended October 31,
Increase (Decrease)        ---------------------------
in Net Assets:                 2003           2002
-------------------------------------------------------
Operations:
Net investment income
  (loss)                   $    (21,508) $       4,009
Net realized loss on
  investments and foreign
  currency transactions        (713,437)   (27,188,829)
Net change in unrealized
  appreciation/
  depreciation on
  investments and foreign
  currency translations      22,780,177     (4,290,936)
                           ------------  -------------
Net Increase (Decrease)
  from Operations            22,045,232    (31,475,756)
                           ------------  -------------
Share Transactions:
Class A:
   Subscriptions             12,175,735    124,485,406
   Redemptions              (26,573,456)  (148,922,569)
                           ------------  -------------
    Net Decrease            (14,397,721)   (24,437,163)
                           ------------  -------------
Class B:
   Subscriptions              1,954,807      3,678,735
   Redemptions               (6,477,502)   (14,572,284)
                           ------------  -------------
    Net Decrease             (4,522,695)   (10,893,549)
                           ------------  -------------
Class C:
   Subscriptions              1,047,800      1,086,544
   Redemptions               (1,282,852)    (1,432,820)
                           ------------  -------------
    Net Decrease               (235,052)      (346,276)
                           ------------  -------------
Net Decrease from Share
  Transactions              (19,155,468)   (35,676,988)
                           ------------  -------------
Total Increase (Decrease)
  in Net Assets               2,889,764    (67,152,744)
Net Assets:
Beginning of period         100,579,251    167,731,995
                           ------------  -------------
End of period (including
  accumulated net
  investment loss of
  $(16,818) and
  $(16,128), respectively) $103,469,015  $ 100,579,251
                           ------------  -------------


                     Year Ended October 31,
                    -----------------------
                       2003         2002
--------------------------------------------
Changes in Shares:
Class A:
   Subscriptions     1,422,741   13,311,508
   Redemptions      (3,097,312) (15,900,728)
                    ----------  -----------
    Net Decrease    (1,674,571)  (2,589,220)
                    ----------  -----------
Class B:
   Subscriptions       227,223      406,464
   Redemptions        (755,297)  (1,580,096)
                    ----------  -----------
    Net Decrease      (528,074)  (1,173,632)
                    ----------  -----------
Class C:
   Subscriptions       127,173      133,068
   Redemptions        (155,403)    (168,057)
                    ----------  -----------
    Net Decrease       (28,230)     (34,989)
                    ----------  -----------

See notes to financial statements.

Notes to Financial Statements

October 31, 2003

Note 1. Organization

Columbia Global Equity Fund (the "Fund"), formerly Liberty Newport Global Equity Fund, a series of Columbia Funds Trust III (the "Trust"), formerly Liberty Funds Trust III, is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks long-term growth by investing primarily in global equities.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Effective October 13, 2003, the Fund changed its name from Liberty Newport Global Equity Fund to Columbia Global Equity Fund and the Trust changed its name from Liberty Funds Trust III to Columbia Funds Trust III.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the closing price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such securities and such exchange rates may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, these foreign securities will be valued at their fair value.

Security Transactions

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific

October 31, 2003

identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if

October 31, 2003

any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2003 permanent differences resulting primarily from differing treatments for net operating loss, partnership adjustments and foreign currency transactions were identified and reclassified among the components of net assets as follows:

                    Accumulated
    Accumulated     Net Realized  Paid-In
Net Investment Loss     Loss      Capital
------------------- ------------ --------
      $20,818         $23,212    $(44,030)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

               Undistributed
Undistributed    Long-Term        Net
   Ordinary       Capital     Unrealized
    Income         Gains     Appreciation
-------------  ------------- ------------
      $--           $--       $8,044,057

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation (depreciation) from changes in the value of assets and liabilities resulting from changes in exchange rates, was:

Unrealized appreciation      $13,661,711
Unrealized depreciation       (5,619,159)
                             -----------
 Net unrealized appreciation $ 8,042,552
                             -----------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:


  Year of  Capital Loss
Expiration Carryforward
---------- ------------
   2007    $26,428,536
   2008      1,298,350
   2010        586,253
           -----------
           $28,313,139
           -----------

No capital loss carryforwards were used or expired during the year ended October 31, 2003.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisor/Administrator Merger

On April 1, 2003, Newport Management, Inc., the previous investment advisor to the Fund, and Colonial Management Associates, Inc., the previous administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor and administrator. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

  Average Daily
   Net Assets    Annual Fee Rate
  -------------  ---------------
First $1 billion       0.40%
Over $1 billion        0.35%

October 31, 2003

Effective July 1, 2003, the Investment Advisor waived the investment advisory fee by 0.09% of the average daily net assets of the Fund. The waiver has been removed effective November 1, 2003.

Administration Fee

Columbia provides administrative and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays out-of-pocket costs for pricing services. For the year ended October 31, 2003, the effective pricing & bookkeeping fee rate was 0.036%. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Transfer Agent Fees

Columbia Funds Services, Inc., (the "Transfer Agent") formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the year ended October 31, 2003, the effective transfer agent fee rate was 0.37%. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual fee of $28.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees

Effective October 13, 2003 Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the year ended October 31, 2003, the Distributor has retained net underwriting discounts of $4,381 on sales of the Fund's Class A shares and received CDSCs of $7,094, $54,098 and $163 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.


The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

Purchases and Sales of Securities

For the year ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $97,235,440 and $112,984,479, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with terms similar to its existing agreement. For the year ended October 31, 2003, the Fund did not borrow under these agreements.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities

The Fund intends to invest primarily in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Concentration of Industry Risk

The Fund invests at least 25% of its assets in utility securities, subjecting it to greater risk than a fund that is more diversified.

October 31, 2003


Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                                                       Year Ended October 31,
                                                       ----------------------------------------------------
Class A Shares                                            2003      2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  8.12    $ 10.36   $  16.51   $  16.85    $  14.92
                                                       -------    -------   --------   --------    --------
Income from Investment Operations:
Net investment income (a)                                 0.01       0.02       0.03       0.04        0.20 (b)
Net realized and unrealized gain (loss) on investments
  and foreign currency                                    2.06      (2.26)     (4.04)      1.34        2.47
                                                       -------    -------   --------   --------    --------
    Total from Investment Operations                      2.07      (2.24)     (4.01)      1.38        2.67
                                                       -------    -------   --------   --------    --------

Less Distributions Declared to
  Shareholders:
From net investment income                                  --         --         --      (0.01)      (0.16)
From net realized gains                                     --         --      (2.12)     (1.71)      (0.58)
In excess of net realized gains                             --         --      (0.02)        --          --
                                                       -------    -------   --------   --------    --------
    Total Distributions Declared to Shareholders            --         --      (2.14)     (1.72)      (0.74)
                                                       -------    -------   --------   --------    --------
Net Asset Value, End of Period                         $ 10.19    $  8.12   $  10.36   $  16.51    $  16.85
                                                       -------    -------   --------   --------    --------
Total return (c)                                         25.49%(d) (21.62)%   (27.50)%    7.89%       18.31%
                                                       -------    -------   --------   --------    --------

Ratios to Average Net Assets/
  Supplement Data:

Expenses (e)                                              1.66%      1.57%      1.39%      1.23%(f)    1.33%(b)
Net investment income (e)                                 0.13%      0.17%      0.26%      0.20%(f)    1.21%(b)
Waiver/Reimbursement                                      0.03%        --         --         --          --
Portfolio turnover rate                                     95%        59%        84%        63%         43%
Net assets, end of period (000's)                      $82,366    $79,227   $127,953   $169,701    $174,521

(a) Per share data was calculated using average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of LFC Utilities

    Trust prior to the termination of their master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

Selected data for a share outstanding throughout each period is as follows:

                                                                        Year Ended October 31,
                                                       ---------------------------------------------------------
Class B Shares                                            2003        2002       2001        2000        1999
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  7.93     $  10.19   $  16.39   $     16.84  $ 14.91
                                                       -------     --------   --------   -----------  -------
Income from Investment Operations:

Net investment income (loss) (a)                         (0.05)       (0.05)     (0.06)        (0.09)    0.07(b)
Net realized and unrealized gain (loss) on investments
  and foreign currency                                    1.99        (2.21)     (4.00)         1.33     2.48
                                                       -------     --------   --------   -----------  -------
    Total from Investment Operations                      1.94        (2.26)     (4.06)         1.24     2.55
                                                       -------     --------   --------   -----------  -------

Less Distributions Declared to
  Shareholders:

From net investment income                                  --           --         --         (0.01)   (0.04)
From net realized gains                                     --           --      (2.12)        (1.68)   (0.58)
In excess of net realized gains                             --           --      (0.02)           --       --
                                                       -------     --------   --------   -----------  -------
    Total Distributions Declared to Shareholders            --           --      (2.14)        (1.69)   (0.62)
Net Asset Value, End of Period                         $  9.87       $   7.93   $ 10.19     $  16.39  $ 16.84
                                                       -------       --------   --------     --------  -------
Total return (c)                                         24.46%(d)     (22.18)%  (28.08)%       6.97%   17.50%
                                                       -------       --------   --------     --------  -------

Ratios to Average Net Assets/
  Supplement Data:
Expenses (e)                                            2.41%          2.32%      2.14%      1.98%(f)    2.08%(b)
Net investment income (loss) (e)                       (0.62)%        (0.58)%    (0.49)%    (0.55)%(f)   0.46%(b)
Waiver/Reimbursement                                    0.03%            --         --          --          --
Portfolio turnover rate                                   95%            59%        84%         63%         43%
Net assets, end of period (000's)                     $20,086       $ 20,311  $ 38,083    $ 15,405     $ 7,594

(a) Per share data was calculated using average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of their master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

Selected data for a share outstanding throughout each period is as follows:

                                                                        Year Ended October 31,
                                                       ----------------------------------------------------
Class C Shares                                          2003         2002       2001      2000       1999
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  7.93     $  10.20   $  16.40   $ 16.84     $14.92
                                                       -------     --------   --------   -------     ------

Income from Investment Operations:
Net investment income (loss) (a)                         (0.05)       (0.05)     (0.06)    (0.09)      0.07(b)
Net realized and unrealized gain (loss) on investments
  and foreign currency                                    1.98        (2.22)     (4.00)     1.34       2.47
                                                       -------     --------   --------   -------     ------
    Total from Investment Operations                      1.93        (2.27)     (4.06)     1.25       2.54
                                                       -------     --------   --------   -------     ------

Less Distributions Declared to
  Shareholders:
From net investment income                                  --           --         --     (0.01)     (0.04)
From net realized gains                                     --           --      (2.12)    (1.68)     (0.58)
In excess of net realized gains                             --           --      (0.02)       --         --
                                                       -------     --------   --------   -------     ------
    Total Distributions Declared to Shareholders            --           --      (2.14)    (1.69)     (0.62)
                                                       -------     --------   --------   -------     ------
Net Asset Value, End of Period                         $  9.86     $   7.93   $  10.20   $ 16.40     $16.84
                                                       -------     --------   --------   -------     ------
Total return (c)                                         24.34%(d)   (22.25)%   (28.06)%    7.03%     17.42%
                                                       -------     --------   --------   -------     ------

Ratios to Average Net Assets/
  Supplement Data:
Expenses (e)                                              2.41%        2.32%      2.14%     1.98%(f)   2.08%(b)
Net investment income (loss) (e)                        (0.62)%       (0.58)%    (0.49)%   (0.55)%(f)  0.46%(b)
Waiver/Reimbursement                                      0.03%          --         --        --         --
Portfolio turnover rate                                     95%          59%        84%       63%        43%
Net assets, end of period (000's)                      $ 1,017     $  1,041   $  1,696   $ 1,030     $1,191

(a) Per share data was calculated using average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of their master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

Report of Independent Auditors

To the Trustees of Columbia Funds Trust III and the Shareholders of Columbia Global Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Global Equity Fund (the "Fund") (formerly Liberty Newport Global Equity Fund) (a series of Columbia Funds Trust III, formerly Liberty Funds Trust III), at October 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2003

Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Funds. Messrs. Simpson and Woolworth had been directors/trustees of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Funds were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Funds now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each

Fund in the Columbia Funds Complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the Fund's distributor at 800-345-6611.

                                                                                    Number of
                                                                                  portfolios in
                                        Year first                                Columbia Funds
                              Position  elected or                               complex overseen              Other
                                with    appointed   Principal occupation(s)        by Trustee/              directorships
Name, address and age          funds   to office/1/  during past five years          Director                   held
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice                     124             Orbitz (an online
P.O. Box 66100                                      President-Strategy of                                ticket broker)
Chicago, IL 60666                                   United Airlines
                                                    (airline) since December,
                                                    2002 (formerly President of
                                                    UAL Loyalty Services
                                                    (airline) from September,
                                                    2001 to December, 2002;
                                                    Executive Vice President and
                                                    Chief Financial Officer of
                                                    United Airlines from March,
                                                    1993 to September, 2001;
                                                    Senior Vice President and
                                                    Chief Financial Officer of
                                                    UAL, Inc. prior thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative               124                    None
3100 West Beaver Road                               Officer and Senior Vice
Troy, MI 48084-3163                                 President, Kmart Holding
                                                    Corporation since September,
                                                    2003 (formerly Executive
                                                    Vice President-Corporate
                                                    Development and
                                                    Administration, General
                                                    Counsel and Secretary,
                                                    Kellogg Company (food
                                                    manufacturer), from
                                                    September, 1999 to August,
                                                    2003; Senior Vice President,
                                                    Secretary and General
                                                    Counsel, Sara Lee
                                                    Corporation (branded,
                                                    packaged, consumer-products
                                                    manufacturer) from January,
                                                    1995 to September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since          126/3/                    None
10701 Charleston Drive                              August, 1987 (formerly
Vero Beach, FL 32963                                Chairman and Chief
                                                    Executive Officer, U.S.
                                                    Plywood Corporation
                                                    (building products
                                                    manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics,         124                       None
Department of Economics                             University of
University of Washington                            Washington, since
Seattle, WA 98195                                   January, 1976; Ford and
                                                    Louisa Van Voorhis Professor
                                                    of Political Economy,
                                                    University of Washington,
                                                    since September, 1993;
                                                    Director, Institute for
                                                    Economic Research,
                                                    University of Washington,
                                                    since September, 2001;
                                                    Adjunct Professor of
                                                    Statistics, University of
                                                    Washington, since September,
                                                    1980; Associate Editor,
                                                    Journal of Money Credit and
                                                    Banking, since September,
                                                    1993; consultant on
                                                    econometric and statistical
                                                    matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President         127/3,4/      Saucony, Inc. (athletic footwear);
84 College Road                                     and Dean of Faculties                            SkillSoft Corp. (E-Learning)
Chestnut Hill, MA 02467-3838                        since August, 1999,
                                                    Boston College (formerly
                                                    Dean, Boston College
                                                    School of Management
                                                    from September, 1977 to
                                                    September, 1999).

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie           124                       None
1211 S.W. 5th Avenue                                L.L.P. (formerly
Suite 1500                                          Partner, Stoel Rives
Portland, OR 97204                                  Boley Jones & Grey).

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant             124                       None
2208 Tawny Woods Place                              since 1999 (formerly
Boise, ID 83706                                     Professor of Finance
                                                    from 1975 to 1999 and Dean
                                                    from 1977 to 1991, College
                                                    of Business, Boise State
                                                    University); Chartered
                                                    Financial Analyst.

                                                                                  Number of
                                                                                portfolios in
                                        Year first                              Columbia Funds
                              Position  elected or                             complex overseen              Other
                                with     appointed   Principal occupation(s)     by Trustee/             directorships
Name, address and age          funds    to office/1/  during past five years       Director                  held
-------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director,             124         Anixter International (network
27 West Monroe Street,                               William Blair Capital                      support equipment distributor),
Suite 3500                                           Partners (private equity                   Jones Lang LaSalle (real estate
Chicago, IL 60606                                    investing) since                              management services) and
                                                     September, 1994                              MONY Group (life insurance)
                                                     (formerly Chief
                                                     Executive Officer and
                                                     Chairman of the Board of
                                                     Directors, Continental
                                                     Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on          125/4/         Chairman of the Board of
359 Stickney Hill Road                               educational systems                         Directors, Enesco Group, Inc.
Hopkinton, NH 03229                                  needs (formerly General                        (designer, importer and
                                                     Manager, Global                              distributor of giftware and
                                                     Education Industry from                             collectibles)
                                                     1994 to 1997, and
                                                     President, Applications
                                                     Solutions Division from
                                                     1991 to 1994, IBM
                                                     Corporation (global
                                                     education and global
                                                     applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief             124            NW Natural (a natural gas
100 S.W. Market Street                               Executive Officer, The                            service provider)
#1500                                                Regence Group
Portland, OR 97207                                   (healthcare maintenance
                                                     organization) (formerly
                                                     Chairman and Chief
                                                     Executive Officer,
                                                     BlueCross BlueShield of
                                                     Oregon; Certified Public
                                                     Accountant, Arthur Young &
                                                     Company).

Interested Trustees

William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park         126/3/      Lee Enterprises (print media),
399 Park Avenue                                      Avenue Equity Partners                      WR Hambrecht + Co. (financial
Suite 3204                                           (private equity) since                       service provider) and First
New York, NY 10022                                   February, 1999 (formerly                         Health (healthcare)
                                                     Founding Partner,
                                                     Development Capital LLC
                                                     from November 1996 to
                                                     February, 1999; Dean and
                                                     Professor, College of
                                                     Business and Management,
                                                     University of Maryland from
                                                     October, 1992 to November,
                                                     1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President       125/5/                    None
One Financial Center          Chairman               and Chief Operating
Boston, MA 02111               of the                Officer of Columbia
                                Board                Management Group, Inc.
                                 and                 since December, 2001 and
                              President              Director, Executive Vice
                                                     President and Chief
                                                     Operating Officer of
                                                     Columbia Management
                                                     Advisors, Inc. (Advisor)
                                                     since April, 2003
                                                     (formerly Chief
                                                     Operations Officer of
                                                     Mutual Funds, Liberty
                                                     Financial Companies,
                                                     Inc. from August, 2000
                                                     to November, 2001;
                                                     Executive Vice President
                                                     of Stein Roe & Farnham
                                                     Incorporated (Stein Roe)
                                                     from April, 1999 to
                                                     April, 2003; Director of
                                                     Colonial Management
                                                     Associates, Inc.
                                                     (Colonial) from April,
                                                     1999 to April, 2003;
                                                     Director of Stein Roe
                                                     from September, 2000 to
                                                     April, 2003) President
                                                     of Columbia Funds and
                                                     Galaxy Funds since
                                                     February, 2003 (formerly
                                                     Vice President from
                                                     September 2002 to
                                                     February 2003); Manager
                                                     of Stein Roe Floating
                                                     Rate Limited Liability
                                                     Company since October,
                                                     2000; (formerly Vice
                                                     President of the
                                                     Columbia Funds from
                                                     April, 1999 to August,
                                                     2000; Chief Operating
                                                     Officer and Chief
                                                     Compliance Officer,
                                                     Putnam Mutual Funds from
                                                     December, 1993 to March,
                                                     1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).

/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

Officers and Transfer Agent

                                               Year first
                                               elected or
                               Position with   appointed               Principal occupation(s)
Name, address and age          Columbia Funds  to office               during past five years
------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting    2001    Controller of the Columbia Funds and of the
One Financial Center            Officer and               Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller               Accounting Officer of the Columbia Funds and
                                                          Liberty All-Star Funds since June, 2001;
                                                          Controller and Chief Accounting Officer of the
                                                          Galaxy Funds since September, 2002 (formerly Vice
                                                          President, Corporate Audit, State Street Bank and
                                                          Trust Company from May, 1998 to April, 2001; Audit
                                                          Manager from July, 1994 to June, 1997; Senior
                                                          Audit Manager from July, 1997 to May, 1998,
                                                          Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer        2000    Treasurer of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003
                                                          (formerly Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from February, 1998 to
                                                          October, 2000); Treasurer of the Galaxy Funds
                                                          since September, 2002; Treasurer, Columbia
                                                          Management Multi-Strategy Hedge Fund, LLC since
                                                          December, 2002 (formerly Vice President of
                                                          Colonial from February, 1998 to October, 2000 and
                                                          Senior Tax Manager, Coopers & Lybrand, LLP from
                                                          April, 1996 to January, 1998).

David A. Rozenson (Age 49)       Secretary        2003    Secretary of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2003;
Boston, MA 02111                                          Senior Counsel, Fleet Boston Financial
                                                          Corporation since January, 1996. Associate
                                                          General Counsel, Columbia Management Group since
                                                          November, 2002.

Important Information About This Report

The Transfer Agent for Columbia Global Equity Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund, and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Global Equity Fund

Columbia Global Equity Fund Annual Report, October 31, 2003

                        PRSRT STD U.S. Postage PAID Holliston, MA Permit NO. 20

[LOGO] Columbia Funds
A Member of Columbia Management Group

(C)2003 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621





                                                733-02/237Q-1003 (12/03) 03/3668

[PICTURE OF A WOMAN STANDING NEXT TO A WINDOW WITH HER ARMS FOLDED]







                                                            COLUMBIA CONTRARIAN
                                                                INCOME FUND

                                                               ANNUAL REPORT
                                                              OCTOBER 31, 2003







                             WE ARE COLUMBIA FUNDS!
  INSIDE - Management's discussion of the changes effective October 13, 2003.

PRESIDENT'S MESSAGE

[Joseph R. Palombo Photo]

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Contrarian Income Fund was changed to Columbia Contrarian Income Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio managers Garth R. Nisbet and Paul C. Rocheleau discuss in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

NET ASSET VALUE PER SHARE as of 10/31/03 ($)
         Class A                                11.05
         Class B                                11.15
         Class C                                11.13
         Class I                                10.98
         Class Z                                10.94

DISTRIBUTIONS DECLARED PER SHARE
11/1/02 - 10/31/03 ($)
         Class A                                 0.34
         Class B                                 0.25
         Class C                                 0.25
         Class I                                 0.38
         Class Z                                 0.37

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PORTFOLIO MANAGERS' REPORT

   TOP ISSUERS as of 10/31/03 (%)

    U.S. Treasury Notes                            21.5
    FHLMC                                           7.6
    FNMA                                            2.5
    Wells Fargo                                     2.1
    Citigroup                                       1.8
    SLM Corp.                                       1.7
    American Express                                1.7
    Kraft Foods Corp.                               1.7
    General Electric Capital                        1.7
    International Lease Finance                     1.6

   ASSET ALLOCATIONS as of 10/31/03 (%)

    Corporate bonds & notes                        65.6
    U.S. Treasury Notes                            21.5
    U.S. Government Agencies                       10.6
    Cash equivalents, net receivables & payables    2.3

   MATURITY BREAKDOWN as of 10/31/03 (%)

    Under 1 year                                   23.1
    1-3 years                                      28.0
    3-5 years                                      23.5
    5-10 years                                     24.3
    Over 10 years                                   1.1

   Portfolio holding breakdowns are calculated as a percentage of net assets. There is no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.

   CREDIT RATING BREAKDOWN
   as of 10/31/03 (%)

    Treasury                                       21.6
    Agency                                         10.7
    Aaa                                             3.8
    Aa                                             16.6
    A                                              28.9
    Baa                                             8.0
    Ba                                             10.4

   Credit ratings are calculated as a percentage of total investments. Because the fund is actively managed, there is no guarantee the fund will maintain these breakdowns in the future.

For the 12-month period ended October 31, 2003, Columbia Contrarian Income Fund class A shares returned 4.26% without sales charge. The fund trailed its benchmark, the Lehman Brothers Government/Credit Bond Index, which returned 6.17%. The fund's emphasis on higher quality issues and its shorter duration -- a measure of sensitivity to changes in interest rates -- compared to its benchmark detracted from relative performance. (See sidebar on following page.)

Bond investors grew less cautious

In an improving economic environment, investors were rewarded for taking more risk and moving into lower quality segments of the fixed-income market. The opposite had been true during the economic downturn, when higher quality sectors, including government securities, delivered the best results. The fund retained its low-risk profile because we expected better economic conditions to push interest rates higher and bond prices lower. This strategy was only partially successful during the period because the economy did not strengthen as fast as we expected, and interest rates did not move up as much as we anticipated. The fund's overall high credit quality (Moody's A1), and less exposure to the lowest investment-grade sectors, hampered relative returns.

A focus on shorter-term issues

To cushion the portfolio against the possibility of falling bond prices, we added shorter-maturity securities. This kept the fund's average duration, or interest rate sensitivity, around 3.1 years, well below the 5.4 year duration of our benchmark. This strategy helped mute price volatility but also reduced the fund's yield, because shorter-term securities pay less interest than longer-term issues. The net impact of these two strategies -- increased stability but lower income -- was also a negative for performance.

Floating rate securities a key strategy

Consistent with this cautious positioning, we built up our commitment to floating rate notes of major corporations. Floating rate notes (or floaters) are bonds with a variable interest rate usually pegged to another key interest rate. If an expanding economy leads to higher interest rates, yields on floaters would also rise and their prices would remain more stable than many other types of bonds.

Shifts also included lower-rated bonds

In line with our positive outlook, we also added a broadly diversified list of high-yield issues. These issues accounted for about 10% of net assets at the end of the period and were generally of BB or similar quality. Because high-yield bonds are tied more closely to the economy than to the direction of interest rates, they are likely to decline less if interest rates rise. This strategy is also aimed at offsetting the limited appreciation potential and income of the shorter-term issues in the portfolio. To make room for these purchases, we cut back on Treasury securities. We also shaved holdings among higher quality bonds. We believe our strategy of keeping individual positions small and maintaining diversification has been beneficial for the fund and is a prudent strategy going forward.

Positioned for continuing rebound

Judging by recent reports, low interest rates and large tax cuts are having the desired effect, as economic activity expanded vigorously in the third quarter. We believe continued economic improvement may be on the way, with employment data showing gains and corporate inventories fairly tight. We are also encouraged to see signs that global economies are recovering as well. As a result, we have positioned the fund to benefit from an improving economic outlook. We ended the period with a higher stake than our benchmark in corporate issues. Recent additions include notes of brewing giant Anheuser-Busch and Union Pacific, a major transportation company (0.9% and 1.1% of net assets, respectively)(1). Our largest investments within the corporate sector were in manufacturing and finance companies that should do well in an expanding economy. If interest rates start to rise, we may boost the fund's income by extending duration.

/s/ GARTH R. NISBET
Garth R. Nisbet

/s/ PAUL C. ROCHELEAU
Paul C. Rocheleau

Garth R. Nisbet, CFA and Paul C. Rocheleau are co-portfolio managers of the fund. Garth Nisbet, portfolio manager, has been affiliated with the advisor or its predecessors since 1995. Paul Rocheleau, portfolio manager and analyst, has been affiliated with the advisor or its predecessors since 1992.

(1) Holdings are disclosed as of October 31, 2003 and are subject to change.

 An investment in the fund offers attractive income and total return opportunities but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.

   ABOUT DURATION

   Duration is a measure, expressed in years, of interest-rate sensitivity. It is similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and more accurate measure of a fund's exposure to changing interest rates.

   Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise and we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration, or fall after we shorten duration, fund performance could be hurt.

PERFORMANCE INFORMATION
Value of a $10,000 investment
11/1/93 - 10/31/03

PERFORMANCE OF A $10,000 INVESTMENT
11/1/93 - 10/31/03 ($)
                  without    with
                   sales     sales
                  charge    charge
-----------------------------------
Class A            18,724    17,835
-----------------------------------
Class B            18,149    18,149
-----------------------------------
Class C            18,185    18,185
-----------------------------------
Class I            19,137       n/a
-----------------------------------
Class Z            18,803       n/a
-----------------------------------

[Performance Graph]

                                             CLASS A SHARES WITHOUT SALES   CLASS A SHARES WITH SALES        LEHMAN BROTHERS
                                                        CHARGE                       CHARGE              GOV'T/CREDIT BOND INDEX
                                             ----------------------------   -------------------------    -----------------------

11/1/1993                                                10000                          9525                       10000

12/1/1993                                                 9983                       9508.81                        9887

1/1/1994                                                 10010                       9534.48                      9930.5

2/1/1994                                               10146.1                       9664.15                     10079.5

3/1/1994                                               9987.81                       9513.39                     9859.73

4/1/1994                                                9749.1                       9286.02                     9618.17

5/1/1994                                               9617.49                       9160.66                     9538.33

6/1/1994                                               9657.88                       9199.13                     9521.17

7/1/1994                                                9680.1                       9220.29                     9499.27

8/1/1994                                               9851.43                       9383.49                     9689.25

9/1/1994                                               9849.46                       9381.61                     9693.13

10/1/1994                                               9716.5                       9254.96                     9546.76

11/1/1994                                              9729.13                       9266.99                     9536.26

12/1/1994                                               9658.1                       9199.34                     9519.09

1/1/1995                                               9650.38                       9191.98                     9581.92

2/1/1995                                               9810.57                       9344.57                     9765.89

3/1/1995                                               9944.98                       9472.59                     9992.46

4/1/1995                                                9977.8                       9503.85                     10059.4

5/1/1995                                               10085.6                       9606.49                     10200.2

6/1/1995                                               10292.3                       9803.43                     10627.6

7/1/1995                                               10418.9                       9924.01                     10712.7

8/1/1995                                               10453.3                       9956.76                     10670.9

9/1/1995                                                 10562                       10060.3                     10807.5

10/1/1995                                              10702.5                       10194.1                     10917.7

11/1/1995                                              10888.7                       10371.5                     11078.2

12/1/1995                                              11094.5                       10567.5                       11261

1/1/1996                                               11288.7                       10752.4                     11426.5

2/1/1996                                               11325.9                       10787.9                     11497.4

3/1/1996                                                 11019                       10495.6                     11253.6

4/1/1996                                               10980.4                       10458.8                     11159.1

5/1/1996                                               10877.2                       10360.5                     11082.1

6/1/1996                                               10851.1                       10335.7                     11063.2

7/1/1996                                               10966.1                       10445.2                     11210.4

8/1/1996                                               10985.8                         10464                     11236.2

9/1/1996                                                 10999                       10476.6                     11208.1

10/1/1996                                              11183.8                       10652.6                     11407.6

11/1/1996                                              11427.6                       10884.8                     11673.4

12/1/1996                                              11649.3                         11096                     11888.2

1/1/1997                                               11515.3                       10968.4                     11756.2

2/1/1997                                               11524.6                       10977.1                     11770.3

3/1/1997                                               11532.6                       10984.8                       11795

4/1/1997                                               11342.3                       10803.6                     11654.7

5/1/1997                                                 11542                       10993.7                     11824.8

6/1/1997                                               11634.3                       11081.7                     11934.8

7/1/1997                                               11798.3                       11237.9                       12078

8/1/1997                                               12292.7                       11708.8                     12447.6

9/1/1997                                               12084.9                       11510.9                     12308.2

10/1/1997                                              12313.4                       11728.5                     12501.4

11/1/1997                                              12601.5                       12002.9                     12701.5

12/1/1997                                              12697.3                       12094.1                     12768.8

1/1/1998                                               12849.6                       12239.3                     12902.9

2/1/1998                                               13057.8                       12437.5                     13084.8

3/1/1998                                               13001.6                       12384.1                     13058.6

4/1/1998                                               13052.3                       12432.4                     13099.1

5/1/1998                                               13078.4                       12457.2                     13164.6

6/1/1998                                               13268.1                       12637.9                     13305.5

7/1/1998                                               13416.7                       12779.4                     13441.2

8/1/1998                                               13435.5                       12797.3                     13451.9

9/1/1998                                               13735.1                       13082.7                     13714.2

10/1/1998                                              14140.3                       13468.6                     14106.5

11/1/1998                                                14013                       13347.4                     14006.3

12/1/1998                                              14053.6                       13386.1                     14090.3

1/1/1999                                               14102.8                       13432.9                     14125.6

2/1/1999                                               14222.7                       13547.1                     14225.9

3/1/1999                                               14022.2                       13356.1                     13887.3

4/1/1999                                               14123.1                       13452.3                     13956.7

5/1/1999                                               14152.8                       13480.5                     13991.6

6/1/1999                                               14045.2                       13378.1                     13847.5

7/1/1999                                               14004.5                       13339.3                     13804.6

8/1/1999                                               13937.3                       13275.3                     13765.9

9/1/1999                                               13919.2                         13258                     13754.9

10/1/1999                                              14084.8                       13415.8                     13878.7

11/1/1999                                              14072.1                       13403.7                     13914.8

12/1/1999                                              14086.2                       13417.1                     13906.4

1/1/2000                                               14007.3                         13342                     13821.6

2/1/2000                                               13993.3                       13328.6                     13817.5

3/1/2000                                               14162.6                       13489.9                     13990.2

4/1/2000                                               14411.9                       13727.3                       14193

5/1/2000                                               14303.8                       13624.4                     14123.5

6/1/2000                                               14302.4                         13623                     14110.8

7/1/2000                                               14589.8                       13896.8                     14398.6

8/1/2000                                               14715.3                       14016.3                     14551.3

9/1/2000                                               14928.7                       14219.6                     14756.4

10/1/2000                                              14952.6                       14242.3                     14812.5

11/1/2000                                              15019.9                       14306.4                     14905.8

12/1/2000                                              15296.2                       14569.6                     15160.7

1/1/2001                                               15603.7                       14862.5                     15459.4

2/1/2001                                               15770.6                       15021.5                     15719.1

3/1/2001                                               15931.5                       15174.7                       15881

4/1/2001                                               16023.9                       15262.8                     15954.1

5/1/2001                                               15889.3                       15134.6                     15834.4

6/1/2001                                               15960.8                       15202.7                     15926.2

7/1/2001                                               16000.7                       15240.7                     16002.7

8/1/2001                                               16360.7                       15583.6                     16401.2

9/1/2001                                               16501.4                       15717.6                     16611.1

10/1/2001                                              16762.1                       15965.9                     16763.9

11/1/2001                                              17010.2                       16202.2                     17189.7

12/1/2001                                              16804.4                       16006.2                     16907.8

1/1/2002                                               16706.9                       15913.3                     16774.2

2/1/2002                                                 16752                       15956.3                     16896.7

3/1/2002                                               16877.7                         16076                     17040.3

4/1/2002                                               16572.2                         15785                     16694.4

5/1/2002                                               16875.5                       16073.9                     17018.3

6/1/2002                                                 17083                       16271.6                     17174.8

7/1/2002                                               17241.9                       16422.9                     17320.8

8/1/2002                                                 17516                         16684                     17528.7

9/1/2002                                               17705.2                       16864.2                     17921.3

10/1/2002                                              18038.1                       17181.3                     18306.6

11/1/2002                                              17958.7                       17105.7                     18130.9

12/1/2002                                                17912                       17061.2                     18141.8

1/1/2003                                               18282.8                       17414.4                     18622.5

2/1/2003                                               18248.1                       17381.3                     18622.5

3/1/2003                                               18463.4                       17586.4                       18954

4/1/2003                                                 18480                       17602.2                     18929.3

5/1/2003                                               18561.3                       17679.7                     19131.9

6/1/2003                                               18858.3                       17962.5                     19675.2

7/1/2003                                               18835.7                         17941                     19596.5

8/1/2003                                               18477.8                       17600.1                     18775.4

9/1/2003                                                 18487                       17608.9                     18899.4

10/1/2003                                              18867.9                       17971.6                     19498.5

10/31/2003                                               18724                         17835                       19256


                                                                             3

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of a selection of US government and investment grade US corporate bonds. Unlike the funds, an index is not an investment, does not incur fees or charges and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

Average Annual Total Return as of 10/31/03 (%)

Share class                    A                        B                        C                   I               Z
Inception                   1/31/89                  9/15/99                  9/15/99             10/19/98        9/15/99
---------------------------------------------------------------------------------------------------------------------------
                      without       with       without       with       without       with        without         without
                       sales       sales        sales       sales        sales       sales         sales           sales
                      charge       charge      charge       charge      charge       charge        charge          charge
---------------------------------------------------------------------------------------------------------------------------
1-year                  4.26        -0.69        3.54        -1.46        3.55         2.55          4.83            4.37
---------------------------------------------------------------------------------------------------------------------------
5-year                  5.97         4.95        5.31         4.99        5.36         5.36          6.39            6.06
---------------------------------------------------------------------------------------------------------------------------
10-year                 6.47         5.96        6.14         6.14        6.16         6.16          6.71            6.52
---------------------------------------------------------------------------------------------------------------------------

Average Annual Total Return as of 9/30/03 (%)

Share class
Inception                      A                        B                        C                   I               Z
---------------------------------------------------------------------------------------------------------------------------
                      without       with       without       with       without       with        without         without
                       sales       sales        sales       sales        sales       sales         sales           sales
                      charge       charge      charge       charge      charge       charge        charge          charge
---------------------------------------------------------------------------------------------------------------------------
1-year                  4.60        -0.37        3.68        -1.32        3.69         2.69          4.89            4.71
---------------------------------------------------------------------------------------------------------------------------
5-year                  5.94         4.92        5.28         4.95        5.30         5.30          6.36            6.05
---------------------------------------------------------------------------------------------------------------------------
10-year                 6.57         6.06        6.24         6.24        6.25         6.25          6.78            6.63
---------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C, I and Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

INVESTMENT PORTFOLIO

October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES - 65.6%                                 PAR         VALUE
-----------------------------------------------------------------------
CONSTRUCTION - 0.3%
BUILDING CONSTRUCTION - 0.3%
Toll Corp.,
  8.250% 12/01/11                              $  150,000   $   166,125
                                                            -----------
-----------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 22.0%
DEPOSITORY INSTITUTIONS - 5.8%
Bank One Corp.:
  5.250% 01/30/13                                 500,000       511,395
  6.000% 08/01/08                                 200,000       220,548
Citicorp,
  6.375% 11/15/08                                 100,000       111,159
Citigroup, Inc.:
  1.265% 03/20/06 (a)                             500,000       500,260
  5.500% 08/09/06                                 100,000       107,376
  5.625% 08/27/12                                 400,000       422,024
J.P. Morgan & Co., Inc.,
  7.625% 09/15/04                                 100,000       104,528
Mellon Funding Corp.,
  6.400% 05/14/11                                 150,000       166,921
Wells Fargo & Co.:
  1.180% 03/24/05 (a)                             500,000       499,560
  5.125% 09/01/12                                 250,000       254,895
Wells Fargo Financial:
  5.875% 08/15/08                                 150,000       164,928
  6.125% 02/15/06                                  50,000        54,186
  6.125% 04/18/12                                 250,000       272,268
                                                            -----------
                                                              3,390,048
                                                            -----------
FINANCIAL SERVICES - 2.5%
Boeing Capital Corp.,
  5.650% 05/16/06                                 250,000       266,778
Heller Financial, Inc.,
  6.375% 03/15/06                                 100,000       109,231
International Lease Finance Corp.,
  2.400% 01/13/05 (a)                             900,000       910,948
Sears, Roebuck & Co. Acceptance Corp.,
  6.750% 08/15/11                                 175,000       196,193
                                                            -----------
                                                              1,483,150
                                                            -----------
HOLDING & OTHER INVESTMENT OFFICES - 0.7%
Alliance Capital Management,
  5.625% 08/15/06                                 200,000       213,564
Washington Mutual Bank,
  6.875% 06/15/11                                 160,000       182,056
                                                            -----------
                                                                395,620
                                                            -----------
INSURANCE CARRIERS - 1.4%
Allstate Corp.,
  5.375% 12/01/06                                 350,000       375,735
Chubb Corp.,
  6.000% 11/15/11                                 300,000       321,708

                                                      PAR         VALUE
-----------------------------------------------------------------------
Lincoln National Corp.,
  6.500% 03/15/08                              $  100,000   $   110,583
                                                            -----------
                                                                808,026
                                                            -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 7.1%
American Express Credit,
  1.240% 12/16/04 (a)                           1,000,000     1,000,220
Arch Western Finance,
  6.750% 07/01/13 (b)                             100,000       102,500
Countrywide Home Loan:
  1.400% 01/13/04 (a)                             600,000       600,090
  5.625% 05/15/07                                 300,000       321,615
Ford Motor Credit Co.,
  6.875% 02/01/06                                 150,000       156,816
General Motors Acceptance Corp.,
  6.850% 06/17/04                                 300,000       308,715
Household Finance Corp.:
  6.400% 06/17/08                                 250,000       276,957
  7.200% 07/15/06                                 100,000       111,040
SLM Corp.,
  1.361% 01/25/06 (a)                           1,000,000     1,002,328
Toyota Motor Credit Corp.,
  5.650% 01/15/07                                 200,000       216,566
                                                            -----------
                                                              4,096,847
                                                            -----------
REAL ESTATE - 0.1%
iStar Financial, Inc.,
  8.750% 08/15/08                                  50,000        56,500
                                                            -----------
SECURITY BROKERS & DEALERS - 4.4%
Bear Stearns Companies, Inc.:
  5.700% 01/15/07                                 240,000       259,025
  6.875% 10/01/05                                 100,000       108,133
Credit Suisse First Boston USA, Inc.,
  1.630% 02/15/07 (a)                             750,000       752,415
Goldman Sachs Group, Inc.:
  5.700% 09/01/12                                 400,000       417,464
  6.875% 01/15/11                                 150,000       169,720
  7.800% 01/28/10                                 150,000       176,619
Lehman Brothers, Inc.,
  6.625% 02/15/08                                 350,000       390,600
Merrill Lynch & Co., Inc.,
  6.560% 12/16/07                                 250,000       278,877
                                                            -----------
                                                              2,552,853
                                                            -----------
-----------------------------------------------------------------------
MANUFACTURING - 20.1%
CHEMICALS & ALLIED PRODUCTS - 3.2%
Abbott Laboratories,
  6.400% 12/01/06                                 600,000       663,000
Airgas, Inc.,
  9.125% 10/01/11                                 150,000       167,250
Bristol-Myers Squibb,
  4.750% 10/01/06                                 350,000       368,631

See notes to financial statements.

October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                             PAR         VALUE
-----------------------------------------------------------------------
MANUFACTURING (CONTINUED)
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
Dupont (E.I.) de Nemours & Co.,
  8.250% 09/15/06                              $  100,000   $   115,603
Eli Lilly & Co.:
  5.500% 07/15/06                                 100,000       107,528
  6.000% 03/15/12                                 325,000       355,589
EquiStar Chemical Funding,
  10.625% 05/01/11                                 50,000        52,125
                                                            -----------
                                                              1,829,726
                                                            -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.0%
General Electric Capital Corp.:
  1.314% 02/03/06 (a)                             600,000       599,988
  4.250% 01/28/05                                 200,000       206,122
  5.375% 04/23/04                                 150,000       152,877
L-3 Communications Corp.,
  7.625% 06/15/12                                 200,000       217,000
                                                            -----------
                                                              1,175,987
                                                            -----------
FABRICATED METAL - 1.1%
Masco Corp.:
  5.875% 07/15/12                                 400,000       427,056
  6.750% 03/15/06                                  75,000        82,034
Snap-on, Inc.,
  6.625% 10/01/05                                  90,000        97,134
                                                            -----------
                                                                606,224
                                                            -----------
FOOD & KINDRED PRODUCTS - 4.9%
Campbell Soup Co.,
  5.875% 10/01/08                                 250,000       273,260
Coca-Cola Co.,
  5.750% 03/15/11                                 100,000       108,283
Coca-Cola Enterprises, Inc.:
  4.375% 09/15/09                                 500,000       508,355
  5.375% 08/15/06                                 125,000       133,857
Conagra, Inc.,
  6.000% 09/15/06                                 250,000       271,423
Diageo Capital PLC,
  7.250% 11/01/09                                 100,000       116,168
General Mills, Inc.,
  5.125% 02/15/07                                 400,000       424,864
Kraft Foods, Inc.,
  1.330% 11/26/04 (a)                           1,000,000       996,250
                                                            -----------
                                                              2,832,460
                                                            -----------
MACHINERY & COMPUTER EQUIPMENT - 2.5%
Deere & Co.,
  6.950% 04/25/14                                 200,000       231,516
International Business Machines Corp.,
  4.250% 09/15/09                                 750,000       763,170
Raytheon Co.,
  6.150% 11/01/08                                  75,000        80,888

                                                      PAR         VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------------------
United Technologies Corp.,
  4.875% 11/01/06                              $  300,000   $   318,366
Wabtec Corp.,
  6.875% 07/31/13 (b)                              25,000        25,688
                                                            -----------
                                                              1,419,628
                                                            -----------
MEASURING & ANALYZING INSTRUMENTS - 0.7%
Baxter International, Inc.,
  5.250% 05/01/07                                 400,000       425,212
                                                            -----------
MISCELLANEOUS MANUFACTURING - 2.1%
Cooper Industries, Inc.,
  6.375% 05/08/08                                  50,000        54,685
Hasbro, Inc.,
  6.150% 07/15/08                                 250,000       262,500
Ingersoll-Rand Co.:
  5.800% 06/01/04                                 150,000       153,485
  6.250% 05/15/06                                 150,000       163,125
Minnesota Mining & Manufacturing,
  4.150% 06/30/05                                 375,000       389,111
Scotts Co.,
  6.625% 11/15/13 (b)                             190,000       192,850
                                                            -----------
                                                              1,215,756
                                                            -----------
MOTOR VEHICLE TRANSPORTATION EQUIPMENT - 0.1%
Lear Corp.,
  8.110% 05/15/09                                  75,000        86,437
                                                            -----------
PAPER PRODUCTS - 1.5%
International Paper Co.,
  6.750% 09/01/11                                 600,000       663,204
Stone Container Corp.,
  9.750% 02/01/11                                 200,000       218,000
                                                            -----------
                                                                881,204
                                                            -----------
PRIMARY METAL - 1.1%
Alcoa, Inc.:
  5.375% 01/15/13                                 350,000       362,723
  7.375% 08/01/10                                 250,000       291,360
                                                            -----------
                                                                654,083
                                                            -----------
PRINTING & PUBLISHING - 0.2%
Dex Media East LLC,
  12.125% 11/15/12                                 75,000        90,000
Houghton Mifflin Co.,
  9.875% 02/01/13                                  25,000        27,000
                                                            -----------
                                                                117,000
                                                            -----------
RUBBER & PLASTICS - 0.7%
Ball Corp.,
  6.875% 12/15/12                                 175,000       180,688
Illinois Tool Works,
  6.875% 11/15/08                                 100,000       114,649

See notes to financial statements.

October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                             PAR         VALUE
-----------------------------------------------------------------------
MANUFACTURING (CONTINUED)
RUBBER & PLASTICS (CONTINUED)
Silgan Holdings, Inc.:
  6.750% 11/15/13 (b)(c)                       $   20,000   $    20,013
  9.000% 06/01/09                                  80,000        82,800
                                                            -----------
                                                                398,150
                                                            -----------
-----------------------------------------------------------------------
MINING & ENERGY - 4.0%
COAL MINING - 0.0%
Peabody Energy Corp.,
  6.875% 03/15/13                                  25,000        26,312
                                                            -----------
CRUDE PETROLEUM & NATURAL GAS - 0.6%
Consolidated Natural Gas,
  5.375% 11/01/06                                 350,000       376,212
                                                            -----------
OIL & GAS FIELD SERVICES - 3.4%
ChevronTexaco Capital Co.,
  3.500% 09/17/07                                 500,000       506,290
Conoco, Inc.,
  5.900% 04/15/04                                 585,000       596,589
Grant Prideco, Inc.,
  9.625% 12/01/07                                 175,000       193,375
Key Energy Services, Inc.,
  6.375% 05/01/13                                  75,000        75,375
Tom Brown, Inc.,
  7.250% 09/15/13                                  25,000        26,125
Universal Compression, Inc.,
  7.250% 05/15/10                                  25,000        26,000
Vintage Petroleum:
  7.875% 05/15/11                                  25,000        26,437
  8.250% 05/01/12                                 125,000       136,875
Westport Resources Corp.,
  8.250% 11/01/11                                 200,000       220,500
XTO Energy, Inc.,
  7.500% 04/15/12                                 125,000       136,250
                                                            -----------
                                                              1,943,816
                                                            -----------
-----------------------------------------------------------------------
RETAIL TRADE - 7.3%
AUTO DEALERS & GAS STATIONS - 0.7%
Autonation, Inc.,
  9.000% 08/01/08                                  25,000        28,500
DaimlerChrysler NA Holding Corp.,
  7.300% 01/15/12                                 350,000       378,634
                                                            -----------
                                                                407,134
                                                            -----------
FOOD STORES - 1.3%
Kroger Co.,
  7.000% 05/01/18                                 100,000       111,146

                                                      PAR         VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Safeway, Inc.:
  3.625% 11/05/03                              $  200,000   $   200,008
  5.800% 08/15/12                                 300,000       311,061
  6.500% 11/15/08                                 100,000       110,368
                                                            -----------
                                                                732,583
                                                            -----------
GENERAL MERCHANDISE STORES - 1.3%
Target Corp.:
  5.500% 04/01/07                                 100,000       107,893
  5.950% 05/15/06                                  50,000        54,074
Wal-Mart Stores, Inc.:
  5.450% 08/01/06                                 150,000       161,439
  6.875% 08/10/09                                 250,000       287,333
  8.000% 09/15/06                                 100,000       114,500
                                                            -----------
                                                                725,239
                                                            -----------
MISCELLANEOUS RETAIL - 3.2%
Anheuser-Busch Companies, Inc.,
  4.950% 01/15/14                                 500,000       501,645
Colgate Palmolive Co.:
  3.980% 04/29/05                                 300,000       309,507
  5.340% 03/27/06                                 100,000       106,901
Constellation Brands, Inc.:
  8.125% 01/15/12                                  75,000        82,125
  8.500% 03/01/09                                  25,000        26,437
Cott Beverages, Inc.,
  8.000% 12/15/11                                  25,000        26,875
Gillette Co.,
  4.000% 06/30/05                                 400,000       414,092
Procter & Gamble Co.,
  4.000% 04/30/05                                 400,000       412,744
                                                            -----------
                                                              1,880,326
                                                            -----------
RESTAURANTS - 0.8%
McDonald's Corp.:
  5.375% 04/30/07                                 300,000       319,065
  6.000% 04/15/11                                 125,000       135,279
                                                            -----------
                                                                454,344
                                                            -----------
-----------------------------------------------------------------------
SERVICES - 4.2%
AMUSEMENT & RECREATION - 1.0%
Harrah's Operating Co., Inc.,
  7.875% 12/15/05                                 100,000       108,000
MGM Mirage, Inc.:
  6.000% 10/01/09                                  50,000        50,250
  9.000% 06/01/07                                 200,000       227,000
Park Place Entertainment,
  9.375% 02/15/07                                 125,000       139,062
Speedway Motorsports, Inc.,
  6.750% 06/01/13                                  25,000        25,437
Station Casinos, Inc.,
  9.875% 07/01/10                                  50,000        55,562
                                                            -----------
                                                                605,311
                                                            -----------

See notes to financial statements.

October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                             PAR         VALUE
-----------------------------------------------------------------------
SERVICES (CONTINUED)
AUTO REPAIR SERVICES & PARKING - 0.1%
Hertz Corp.,
  6.625% 05/15/08                              $   50,000   $    51,007
                                               ----------   -----------
BUSINESS SERVICES - 0.9%
John Deere Capital Corp.:
  5.125% 10/19/06                                  75,000        79,867
  5.875% 04/06/06                                 150,000       161,460
Lamar Media Corp.,
  7.250% 01/01/13                                 200,000       211,000
R.H. Donnelly Finance Corp., Inc.:
  10.875% 12/15/12 (b)                             50,000        59,375
  10.875% 12/15/12                                 25,000        29,687
                                                            -----------
                                                                541,389
                                                            -----------
HEALTH SERVICES - 1.6%
AmerisourceBergen Corp.,
  8.125% 09/01/08                                 200,000       216,500
Apogent Technologies, Inc.,
  6.500% 05/15/13 (b)                             150,000       155,250
Omnicare, Inc.,
  8.125% 03/15/11                                  25,000        27,312
Select Medical Corp.,
  9.500% 06/15/09                                  25,000        27,250
Triad Hospitals, Inc.,
  8.750% 05/01/09                                 200,000       218,000
UnitedHealth Group, Inc.,
  5.200% 01/17/07                                 250,000       266,540
                                                            -----------
                                                                910,852
                                                            -----------
HOTELS, CAMPING & LODGING - 0.3%
Extended Stay America,
  9.875% 06/15/11                                 125,000       140,000
Starwood Hotels & Resorts,
  7.375% 05/01/07                                  25,000        26,937
                                                            -----------
                                                                166,937
                                                            -----------
MOTION PICTURES - 0.3%
Walt Disney Co.,
  4.875% 07/02/04                                 150,000       153,171
                                                            -----------
-----------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES -6.9%
BROADCASTING - 0.4%
CBS Corp.,
  7.150% 05/20/05                                  75,000        80,804
Sinclair Broadcasting Group,
  8.750% 12/15/11                                 100,000       109,500
USA Networks, Inc.,
  6.750% 11/15/05                                  50,000        54,098
                                                            -----------
                                                                244,402
                                                            -----------

                                                      PAR         VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
Iron Mountain, Inc.,
  8.625% 04/01/13                              $  200,000   $   217,500
                                                            -----------
CABLE - 1.0%
Comcast Cable Communications, Inc.:
  6.200% 11/15/08                                  50,000        54,352
  6.875% 06/15/09                                 100,000       111,022
DirecTV Holdings,
  8.375% 03/15/13                                 125,000       140,312
EchoStar DBS Corp.,
  5.750% 10/01/08 (b)                             200,000       199,250
Rogers Cable, Inc.,
  7.875% 05/01/12                                  75,000        83,726
                                                            -----------
                                                                588,662
                                                            -----------
ELECTRIC SERVICES - 0.4%
Indiana Michigan Power Co.,
  6.450% 11/10/08                                  50,000        55,406
Kentucky Power Co.,
  6.450% 11/10/08                                 100,000       110,575
NorAm Energy Corp.,
  6.375% 11/01/03                                  55,000        55,000
                                                            -----------
                                                                220,981
                                                            -----------
MOTOR FREIGHT & WAREHOUSING - 0.2%
Ryder System, Inc.,
  6.500% 05/15/05                                 115,000       121,432
                                                            -----------
RAILROADS - 1.6%
Burlington Northern Santa Fe Corp.,
  6.750% 07/15/11                                 150,000       168,122
CSX Corp.,
  6.750% 03/15/11                                 100,000       111,319
Union Pacific Corp.:
  3.875% 02/15/09                                 615,000       606,913
  6.790% 11/09/07                                  50,000        55,945
                                                            -----------
                                                                942,299
                                                            -----------
SANITARY SERVICES - 0.4%
Allied Waste North America, Inc.,
  7.875% 01/01/09                                 200,000       207,500
                                                            -----------
TELECOMMUNICATIONS - 2.5%
AT&T Broadband Corp.,
  8.375% 03/15/03                                  84,000       101,761
GTE South, Inc.,
  6.000% 02/15/08                                 100,000       108,213
Nextel Communications,
  9.500% 02/01/11                                 150,000       168,750
Pacific Bell,
  6.250% 03/01/05                                 100,000       105,710

See notes to financial statements.

October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                             PAR         VALUE
-----------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES
  (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
SBC Communications, Inc.,
  5.875% 02/01/12                              $  315,000   $   333,428
Viacom, Inc.,
  5.625% 08/15/12                                 625,000       660,675
                                                            -----------
                                                              1,478,537
                                                            -----------
-----------------------------------------------------------------------
WHOLESALE TRADE - 0.8%
NON-DURABLE GOODS - 0.8%
Sysco Corp.:
  4.750% 07/30/05                                 350,000       366,716
  7.000% 05/01/06                                 100,000       110,524
                                                            -----------
                                                                477,240
                                                            -----------
TOTAL CORPORATE FIXED-INCOME
  BONDS & NOTES
  (cost of $36,540,585)                                      38,064,222
                                                            -----------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 32.1%
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 10.6%
Federal Home Loan Mortgage Corp.:
  4.000% 09/15/15                               2,900,000     2,874,508
  7.000% 11/01/25-03/01/27                         28,722        30,282
  7.500% 09/01/25                                   8,869         9,505
  8.000% 06/01/26                                  12,368        13,410
  9.000% 04/01/17                                  19,449        20,719
  9.500% 10/01/16                                   6,291         7,021
To Be Announced:
  4.500% 09/19/18 (c)                           1,450,000     1,445,923
                                                            -----------
                                                              4,401,368
                                                            -----------
Federal National Mortgage Association:
  5.000% 06/01/18                               1,399,999     1,423,081
  9.250% 09/01/16                                  10,158        11,273
                                                            -----------
                                                              1,434,354
                                                            -----------
Government National Mortgage Association:
  6.500% 11/15/28                                 151,825       159,139
  7.000% 10/15/27-06/15/28                        165,983       176,143
                                                            -----------
                                                                335,282
                                                            -----------
-----------------------------------------------------------------------

                                                      PAR         VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 21.5%
U.S. Treasury Notes:
  1.250% 05/31/05                              $1,810,000   $ 1,800,456
  1.625% 01/31/05-09/30/05                      2,250,000     2,249,554
  2.000% 11/30/04-08/31/05                      3,800,000     3,823,603
  2.125% 08/31/04                                 335,000       337,591
  2.250% 07/31/04                               3,200,000     3,226,125
  3.000% 11/15/07                               1,000,000     1,004,844
                                                            -----------
                                                             12,442,173
                                                            -----------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
  (cost of $18,560,089)                                      18,613,177
                                                            -----------
SHORT-TERM OBLIGATION - 1.4%
-----------------------------------------------------------------------
Repurchase agreement with State Street Bank &
  Trust Co., dated 10/31/03, due 11/03/03 at
  0.930%, collateralized by a U.S. Treasury
  Bond, maturing 05/15/30, market value
  $826,263 (repurchase proceeds $807,063)
  (cost of $807,000)                              807,000       807,000
                                                            -----------
TOTAL INVESTMENTS - 99.1%
  (cost of $55,907,674)(d)                                   57,484,399
                                                            -----------

OTHER ASSETS & LIABILITIES, NET - 0.9%                          520,429
-----------------------------------------------------------------------
NET ASSETS - 100.0%                                         $58,004,828
                                                            -----------

NOTES TO INVESTMENT PORTFOLIO:
(a) Floating rate note. Interest rate shown reflects rate in effect on October 31, 2003.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the value of these securities amounted to $754,926, which represents 1.3% of net assets.
(c) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(d) Cost for federal income tax purposes is $55,962,130.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:
Investments, at cost                           $55,907,674
                                               -----------
Investments, at value                          $57,484,399
Cash                                                   567
Receivable due from custodian                    1,509,053
Receivable for:
  Investments sold                                  21,570
  Fund shares sold                                 146,353
  Interest                                         583,251
Expense reimbursement due from Investment
  Advisor                                           48,298
Deferred Trustees' compensation plan                 3,038
                                               -----------
    Total Assets                                59,796,529
                                               -----------
LIABILITIES:
Payable for:
  Investments purchased on a delayed delivery
    basis                                        1,458,923
  Fund shares repurchased                          198,673
  Investment advisory fee                           39,376
  Transfer agent fee                                23,511
  Pricing and bookkeeping fees                       8,665
  Audit fee                                         29,700
  Custody fee                                        1,517
  Distribution and service fees                     25,000
Deferred Trustees' fees                              3,038
Other liabilities                                    3,298
                                               -----------
    Total Liabilities                            1,791,701
                                               -----------
NET ASSETS                                     $58,004,828
                                               ===========
COMPOSITION OF NET ASSETS:
Paid-in capital                                $56,201,091
Undistributed net investment income                 16,410
Accumulated net realized gain                      210,602
Net unrealized appreciation on investments       1,576,725
                                               -----------
NET ASSETS                                     $58,004,828
                                               ===========
CLASS A:
Net assets                                     $41,297,640
Shares outstanding                               3,735,947
                                               -----------
Net asset value per share                      $     11.05(a)
                                               ===========
Maximum offering price per share
  ($11.05/0.9525)                              $     11.60(b)
                                               ===========
CLASS B:
Net assets                                     $13,038,747
Shares outstanding                               1,169,042
                                               -----------
Net asset value and offering price per share   $     11.15(a)
                                               ===========
CLASS C:
Net assets                                     $ 3,476,309
Shares outstanding                                 312,431
                                               -----------
Net asset value and offering price per share   $     11.13(a)
                                               ===========
CLASS I:
Net assets                                     $   135,684
Shares outstanding                                  12,363
                                               -----------
Net asset value, offering and redemption
  price per share                              $     10.98
                                               ===========
CLASS Z:
Net assets                                     $    56,448
Shares outstanding                                   5,161
                                               -----------
Net asset value, offering and redemption
  price per share                              $     10.94
                                               ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2003

INVESTMENT INCOME:
Interest                                       $  1,831,672
                                               ------------

EXPENSES:
Investment advisory fee                             385,317
Distribution fee:
  Class B                                           103,241
  Class C                                            27,771
Service fee:
  Class A                                            76,243
  Class B                                            34,414
  Class C                                             9,257
Transfer agent fee:
  Class A                                           125,113
  Class B                                            56,594
  Class C                                            15,213
  Class I                                               165
  Class Z                                               269
Pricing and bookkeeping fees                         26,585
Trustees' fees                                        7,056
Custody fee                                           6,390
Registration fee                                     62,778
Other expenses                                       65,734
                                               ------------
  Total Expenses                                  1,002,140
Fees and expenses waived or reimbursed by
  Investment Advisor:
  Class A                                          (307,951)
  Class B                                          (138,956)
  Class C                                           (37,353)
  Class I                                            (1,188)
  Class Z                                              (660)
Custody earnings credit                                 (52)
                                               ------------
  Net Expenses                                      515,980
                                               ------------
Net Investment Income                             1,315,692
                                               ------------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments                    224,238
Net change in unrealized
  appreciation/depreciation on investments          340,193
                                               ------------
NET GAIN                                            564,431
                                               ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $  1,880,123
                                               ============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                 YEAR ENDED OCTOBER 31,
                                               --------------------------
INCREASE (DECREASE) IN NET ASSETS:                 2003          2002
-------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $  1,315,692   $ 1,056,004
Net realized gain on investments                    224,238        61,106
Net change in unrealized
  appreciation/depreciation on investments          340,193       607,962
                                               ------------   -----------
Net Increase from Operations                      1,880,123     1,725,072
                                               ------------   -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                          (929,266)     (680,651)
  Class B                                          (312,338)     (290,573)
  Class C                                           (84,157)     (104,261)
  Class I                                            (4,664)       (5,704)
  Class Z                                            (2,064)          (83)
From net realized gains:
  Class A                                            (6,721)     (145,161)
  Class B                                            (3,319)      (74,757)
  Class C                                              (932)      (29,009)
  Class I                                               (35)       (1,357)
  Class Z                                                (5)          (13)
                                               ------------   -----------
Total Distributions Declared to Shareholders     (1,343,501)   (1,331,569)
                                               ------------   -----------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                  32,141,749    17,932,501
  Distributions reinvested                          794,183       634,725
  Redemptions                                   (14,124,679)   (7,977,761)
                                               ------------   -----------
    Net Increase                                 18,811,253    10,589,465
                                               ------------   -----------
Class B:
  Subscriptions                                   4,779,711     8,880,188
  Distributions reinvested                          248,261       300,293
  Redemptions                                    (4,514,869)   (2,797,239)
                                               ------------   -----------
    Net Increase                                    513,103     6,383,242
                                               ------------   -----------
Class C:
  Subscriptions                                   1,153,298     2,957,685
  Distributions reinvested                           53,840        94,922
  Redemptions                                    (1,665,513)   (1,021,514)
                                               ------------   -----------
    Net Increase (Decrease)                        (458,375)    2,031,093
                                               ------------   -----------
Class I:
  Distributions reinvested                            4,699         7,061
                                               ------------   -----------
Class Z:
  Subscriptions                                     152,186         8,559
  Distributions reinvested                            2,069            96
  Redemptions                                      (106,853)           --
                                               ------------   -----------
    Net Increase                                     47,402         8,655
                                               ------------   -----------
Net Increase from Share Transactions             18,918,082    19,019,516
                                               ------------   -----------
Total Increase in Net Assets                     19,454,704    19,413,019

NET ASSETS:
Beginning of period                              38,550,124    19,137,105
                                               ------------   -----------
End of period (including undistributed net
  investment income of $16,410 and $19,740,
  respectively)                                $ 58,004,828   $38,550,124
                                               ============   ===========

See notes to financial statements.

                                                 YEAR ENDED OCTOBER 31,
                                               --------------------------
                                                   2003          2002
-------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                   2,914,606     1,669,891
  Issued for distributions reinvested                71,912        59,886
  Redemptions                                    (1,277,568)     (739,793)
                                               ------------   -----------
    Net Increase                                  1,708,950       989,984
                                               ------------   -----------

Class B:
  Subscriptions                                     429,119       821,768
  Issued for distributions reinvested                22,291        28,092
  Redemptions                                      (404,924)     (260,070)
                                               ------------   -----------
    Net Increase                                     46,486       589,790
                                               ------------   -----------

Class C:
  Subscriptions                                     103,655       274,326
  Issued for distributions reinvested                 4,850         8,894
  Redemptions                                      (149,812)      (94,922)
                                               ------------   -----------
    Net Increase (Decrease)                         (41,307)      188,298
                                               ------------   -----------

Class I:
  Issued for distributions reinvested                   429           672
                                               ------------   -----------

Class Z:
  Subscriptions                                      13,794           796
  Issued for distributions reinvested                   189            10
  Redemptions                                        (9,740)           --
                                               ------------   -----------
    Net Increase                                      4,243           806
                                               ------------   -----------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1. ORGANIZATION

Columbia Contrarian Income Fund (the "Fund"), formerly Liberty Contrarian Income Fund, a series of Columbia Funds Trust III (the "Trust"), formerly Liberty Funds Trust III, is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks the highest level of current income that is consistent with preservation of capital.

FUND SHARES

The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class I and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class I and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class I and Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Contrarian Income Fund to Columbia Contrarian Income Fund and the Trust changed its name from Liberty Funds Trust III to Columbia Funds Trust III.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

October 31, 2003

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2003 permanent differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities and paydown and market discount reclass adjustments were identified and reclassified among the components of the Fund's net assets as follows:

    UNDISTRIBUTED          ACCUMULATED
NET INVESTMENT INCOME   NET REALIZED GAIN   PAID-IN CAPITAL
---------------------   -----------------   ---------------
                            $(13,467)
       $13,467                                    $--

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

   OCTOBER 31, 2003
----------------------
             LONG-TERM
 ORDINARY     CAPITAL
 INCOME*       GAINS
----------   ---------
$1,343,501    $    --

   OCTOBER 31, 2002
----------------------
             LONG-TERM
 ORDINARY     CAPITAL
 INCOME*       GAINS
----------   ---------
$1,271,887    $59,682

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

October 31, 2003

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED
  ORDINARY        LONG-TERM     NET UNREALIZED
   INCOME       CAPITAL GAINS    APPRECIATION*
-------------   -------------   ---------------
  $240,225         $44,733        $1,522,269

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes was:


Unrealized appreciation                   $1,571,948
Unrealized depreciation                      (49,679)
                                          ----------
Net unrealized appreciation               $1,522,269
                                          ==========

NOTE 4. FEES AND COMPENSATION
PAID TO AFFILIATES

INVESTMENT ADVISOR MERGER

On September 1, 2003, Crabbe Huson Group, Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor and pricing and bookkeeping agent. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia is the investment advisor of the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS              ANNUAL FEE RATE
------------------------              ---------------
First $100 million                         0.80%
Next $400 million                          0.65%
Over $500 million                          0.55%

At a meeting held on October 8, 2003, the Board of Trustees approved a new investment advisory fee structure for the Fund. Effective November 1, 2003, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS              ANNUAL FEE RATE
------------------------              ---------------
First $500 million                         0.60%
Next $500 million                          0.55%
Over $1 billion                            0.50%

PRICING & BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays out-of-pocket costs for pricing services. For the year ended October 31, 2003, the effective pricing and bookkeeping fee rate was 0.06%. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent") (formerly Liberty Funds Services, Inc.), an affiliate of Columbia, provides shareholder services for Class A, Class B, Class C and Class Z shares for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. The Transfer Agent provides shareholder services for a monthly fee at the annual rate of 0.0025% for the Class I shares. For the year ended October 31, 2003, the net effective transfer agent fee rate was 0.29% for Classes A, B, C and Z shares. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Effective October 13, 2003 Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the year ended October 31, 2003, the Distributor received CDSCs of

October 31, 2003

$66, $54,275 and $542 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSCs and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE WAIVERS

Columbia has voluntarily agreed to waive investment advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, transfer agent fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.38% annually of the Fund's average daily net assets. Additionally, Columbia has voluntarily agreed to reimburse the Fund for transfer agency fees so that Class A, Class B, Class C and Class Z transfer agent expenses will not exceed 0.17%. Columbia, at its discretion, may revise or discontinue these arrangements any time. Effective November 1, 2003, Columbia has voluntarily agreed to waive investment advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.55% annually of the Fund's average daily net assets.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $37,631,903 and $17,591,079, respectively, of which $23,363,222 and $15,114,615, respectively, were U.S. Government securities.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with terms similar to its existing agreement. For the year ended October 31, 2003, the Fund did not borrow under these agreements.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to a greater risk than a fund that is more diversified.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED OCTOBER 31,
                                       ----------------------------------------------------------------------------
CLASS A SHARES                           2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  10.93         $  10.92         $  10.15         $  10.11         $  10.88
                                       --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                  0.33             0.44(b)          0.54             0.60             0.58
Net realized and unrealized gain
  (loss) on investments                    0.13             0.14(b)          0.77             0.06            (0.53)
                                       --------         --------         --------         --------         --------
  Total from Investment Operations         0.46             0.58             1.31             0.66             0.05
                                       --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                (0.34)           (0.45)           (0.54)           (0.56)           (0.62)
From net realized gains                      --(c)         (0.12)              --            (0.06)           (0.20)
                                       --------         --------         --------         --------         --------
  Total Distributions Declared to
    Shareholders                          (0.34)           (0.57)           (0.54)           (0.62)           (0.82)
                                       --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD         $  11.05         $  10.93         $  10.92         $  10.15         $  10.11
                                       ========         ========         ========         ========         ========
Total return (d)(e)                       4.26%            5.59%           13.25%            6.75%            0.42%
                                       ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                              0.80%            0.80%            0.80%            0.80%            0.80%
Net investment income (f)                 2.99%            4.09%(b)         5.08%            5.97%            5.57%
Waiver/reimbursement                      1.01%            1.07%            1.57%            1.56%            2.24%
Portfolio turnover rate                     38%              94%             109%              34%             196%
Net assets, end of period (000's)      $ 41,298         $ 22,149         $ 11,328         $  4,651         $  3,843

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.20% to 4.09%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED OCTOBER 31,                          PERIOD ENDED
                                     -----------------------------------------------------------       OCTOBER 31,
CLASS B SHARES                         2003             2002             2001             2000           1999 (A)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $  11.02         $  11.01         $  10.26         $  10.13         $  10.17
                                     --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                0.25             0.36(c)          0.46             0.52             0.02
Net realized and unrealized gain on
  investments                            0.13             0.14(c)          0.75             0.10               --
                                     --------         --------         --------         --------         --------
  Total from Investment Operations       0.38             0.50             1.21             0.62             0.02
                                     --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income              (0.25)           (0.37)           (0.46)           (0.44)           (0.06)
From net realized gains                    --(d)         (0.12)              --            (0.05)              --
                                     --------         --------         --------         --------         --------
  Total Distributions Declared to
    Shareholders                        (0.25)           (0.49)           (0.46)           (0.49)           (0.06)
                                     --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD       $  11.15         $  11.02         $  11.01         $  10.26         $  10.13
                                     ========         ========         ========         ========         ========
Total return (e)(f)                     3.54%            4.75%           12.08%            6.32%            0.22%(g)
                                     ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                            1.55%            1.55%            1.55%            1.55%            1.55%(i)
Net investment income (h)               2.25%            3.34%(c)         4.33%            5.22%            4.46%(i)
Waiver/reimbursement                    1.01%            1.07%            1.57%            1.56%            5.84%(i)
Portfolio turnover rate                   38%              94%             109%              34%             196%
Net assets, end of period (000's)    $ 13,039         $ 12,372         $  5,868         $    409         $     16

(a) Class B shares were initially offered on September 15, 1999. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 3.45% to 3.34%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED OCTOBER 31,                          PERIOD ENDED
                                     -----------------------------------------------------------       OCTOBER 31,
CLASS C SHARES                         2003             2002             2001             2000           1999 (A)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $  11.00         $  10.99         $  10.24         $  10.15         $  10.17
                                     --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                0.25             0.36(c)          0.46             0.52             0.01
Net realized and unrealized gain on
  investments                            0.13             0.14(c)          0.75             0.09             0.04
                                     --------         --------         --------         --------         --------
  Total from Investment Operations       0.38             0.50             1.21             0.61             0.05
                                     --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income              (0.25)           (0.37)           (0.46)           (0.46)           (0.07)
From net realized gains                    --(d)         (0.12)              --            (0.06)              --
                                     --------         --------         --------         --------         --------
  Total Distributions Declared to
    Shareholders                        (0.25)           (0.49)           (0.46)           (0.52)           (0.07)
                                     --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD       $  11.13         $  11.00         $  10.99         $  10.24         $  10.15
                                     ========         ========         ========         ========         ========
Total return (e)(f)                     3.55%            4.77%           12.12%            6.18%            0.49%(g)
                                     ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                            1.55%            1.55%            1.55%            1.55%            1.55%(i)
Net investment income (h)               2.25%            3.34%(c)         4.33%            5.22%            4.46%(i)
Waiver/reimbursement                    1.01%            1.07%            1.57%            1.56%            5.84%(i)
Portfolio turnover rate                   38%              94%             109%              34%             196%
Net assets, end of period (000's)    $  3,476         $  3,890         $  1,818         $    112         $      1

(a) Class C shares were initially offered on September 15, 1999. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 3.45% to 3.34%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED OCTOBER 31,
                                       ----------------------------------------------------------------------------
CLASS I SHARES                           2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  10.85         $  10.85         $  10.10         $  10.10         $  10.90
                                       --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                  0.38             0.48(b)          0.58             0.64             0.61
Net realized and unrealized gain
  (loss) on investments                    0.13             0.13(b)          0.75             0.05            (0.51)
                                       --------         --------         --------         --------         --------
  Total from Investment Operations         0.51             0.61             1.33             0.69             0.10
                                       --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                (0.38)           (0.49)           (0.58)           (0.63)           (0.70)
From net realized gains                      --(c)         (0.12)              --            (0.06)           (0.20)
                                       --------         --------         --------         --------         --------
  Total Distributions Declared to
    Shareholders                          (0.38)           (0.61)           (0.58)           (0.69)           (0.90)
                                       --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD         $  10.98         $  10.85         $  10.85         $  10.10         $  10.10
                                       ========         ========         ========         ========         ========
Total return (d)(e)                       4.83%            5.96%           13.57%            7.11%            0.90%
                                       ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                              0.38%            0.38%            0.38%            0.38%            0.38%
Net investment income (f)                 3.43%            4.51%(b)         5.50%            6.39%            5.99%
Waiver/reimbursement                      0.89%            0.97%            1.45%            1.60%            2.36%
Portfolio turnover rate                     38%              94%             109%              34%             196%
Net assets, end of period (000's)      $    136         $    130         $    122         $    108         $    101

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.62% to 4.51%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED OCTOBER 31,                          PERIOD ENDED
                                     -----------------------------------------------------------       OCTOBER 31,
CLASS Z SHARES                         2003             2002             2001             2000           1999 (A)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $  10.84         $  10.84         $  10.12         $  10.11         $  10.17
                                     --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                0.35             0.46(c)          0.59             0.62             0.01
Net realized and unrealized gain on
  investments                            0.12             0.13(c)          0.70             0.05             0.04
                                     --------         --------         --------         --------         --------
  Total from Investment Operations       0.47             0.59             1.29             0.67             0.05
                                     --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income              (0.37)           (0.47)           (0.57)           (0.61)           (0.11)
From net realized gains                    --(d)         (0.12)              --            (0.05)              --
                                     --------         --------         --------         --------         --------
  Total Distributions Declared to
    Shareholders                        (0.37)           (0.59)           (0.57)           (0.66)           (0.11)
                                     --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD       $  10.94         $  10.84         $  10.84         $  10.12         $  10.11
                                     ========         ========         ========         ========         ========
Total return (e)(f)                     4.37%            5.80%           13.08%            6.90%            0.53%(g)
                                     ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                            0.55%            0.55%            0.14%            0.55%            0.55%(i)
Net investment income (h)               3.15%            4.34%(c)         5.74%            6.22%            5.46%(i)
Waiver/reimbursement                    1.01%            1.07%            1.98%            1.56%            5.84%(i)
Portfolio turnover rate                   38%              94%             109%              34%             196%
Net assets, end of period (000's)    $     56         $     10         $      1         $  3,693         $  4,246

(a) Class Z shares were initially offered on September 15, 1999. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.44% to 4.34%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01 per share.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF COLUMBIA FUNDS TRUST III:
COLUMBIA CONTRARIAN INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the Investment Portfolio, of Columbia Contrarian Income Fund (formerly, Liberty Contrarian Income Fund, (the "Fund")), (one of the series constituting Columbia Funds Trust III (formerly, Liberty Funds Trust III)), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Contrarian Income Fund (one of the series of Columbia Funds Trust III) at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           Ernst & Young LLP

Boston, Massachusetts
December 9, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $44,733.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                    Year first
                                       Position     elected or
                                         with       appointed                 Principal occupation(s)
       Name, address and age            Funds      to office(1)               during past five years
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (age 48)             Trustee         1996       Executive Vice President-Strategy of United
P.O. Box 66100                                                    Airlines (airline) since December, 2002
Chicago, IL 60666                                                 (formerly President of UAL Loyalty Services
                                                                  (airline) from September, 2001 to December,
                                                                  2002; Executive Vice President and Chief
                                                                  Financial Officer of United Airlines from
                                                                  March, 1993 to September, 2001; Senior Vice
                                                                  President and Chief Financial Officer of UAL,
                                                                  Inc. prior thereto).


Janet Langford Kelly (age 46)          Trustee         1996       Chief Administrative Officer and Senior Vice
3100 West Beaver Road                                             President, Kmart Holding Corporation since
Troy, MI 48084-3163                                               September, 2003 (formerly Executive Vice
                                                                  President-Corporate Development and
                                                                  Administration, General Counsel and Secretary,
                                                                  Kellogg Company (food manufacturer), from
                                                                  September, 1999 to August, 2003; Senior Vice
                                                                  President, Secretary and General Counsel, Sara
                                                                  Lee Corporation (branded, packaged,
                                                                  consumer-products manufacturer) from January,
                                                                  1995 to September, 1999).


Richard W. Lowry (age 67)              Trustee         1995       Private Investor since August, 1987 (formerly
10701 Charleston Drive                                            Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                              Plywood Corporation (building products
                                                                  manufacturer)).


Charles R. Nelson (age 61)             Trustee         1981       Professor of Economics, University of
Department of Economics                                           Washington, since January, 1976; Ford and
University of Washington                                          Louisa Van Voorhis Professor of Political
Seattle, WA 98195                                                 Economy, University of Washington, since
                                                                  September, 1993; Director, Institute for
                                                                  Economic Research, University of Washington,
                                                                  since September, 2001; Adjunct Professor of
                                                                  Statistics, University of Washington, since
                                                                  September, 1980; Associate Editor, Journal of
                                                                  Money Credit and Banking, since September,
                                                                  1993; consultant on econometric and statistical
                                                                  matters.


John J. Neuhauser (age 60)             Trustee         1985       Academic Vice President and Dean of Faculties
84 College Road                                                   since August, 1999, Boston College (formerly
Chestnut Hill, MA 02467-3838                                      Dean, Boston College School of Management from
                                                                  September, 1977 to September, 1999).


Patrick J. Simpson (age 58)            Trustee         2000       Partner, Perkins Coie L.L.P. (formerly Partner,
1211 S.W. 5th Avenue                                              Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204


Thomas E. Stitzel (age 67)             Trustee         1998       Business Consultant since 1999 (formerly
2208 Tawny Woods Place                                            Professor of Finance from 1975 to 1999 and Dean
Boise, ID 83706                                                   from 1977 to 1991, College of Business, Boise
                                                                  State University); Chartered Financial Analyst.

                                     Number of portfolios
                                      in Columbia Funds               Other
                                     complex overseen by          directorships
       Name, address and age           Trustee/Director                held
-----------------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (age 48)                   124             Orbitz (an online ticket
P.O. Box 66100                                                       broker)
Chicago, IL 60666

Janet Langford Kelly (age 46)                124                       None
3100 West Beaver Road
Troy, MI 48084-3163

Richard W. Lowry (age 67)                    126(3)                    None
10701 Charleston Drive
Vero Beach, FL 32963

Charles R. Nelson (age 61)                   124                       None
Department of Economics
University of Washington
Seattle, WA 98195

John J. Neuhauser (age 60)                   127(3,4)        Saucony, Inc. (athletic
84 College Road                                             footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                                       (e-learning)

Patrick J. Simpson (age 58)                  124                       None
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)                   124                       None
2208 Tawny Woods Place
Boise, ID 83706

                                                    Year first
                                       Position     elected or
                                         with       appointed                 Principal occupation(s)
       Name, address and age            Funds      to office(1)               during past five years
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)            Trustee         1996       Managing Director, William Blair Capital
27 West Monroe Street,                                            Partners (private equity investing) since
Suite 3500                                                        September, 1994 (formerly Chief Executive
Chicago, IL 60606                                                 Officer and Chairman of the Board of Directors,
                                                                  Continental Bank Corporation prior thereto).


Anne-Lee Verville (age 58)             Trustee         1998       Author and speaker on educational systems needs
359 Stickney Hill Road                                            (formerly General Manager, Global Education
Hopkinton, NH 03229                                               Industry from 1994 to 1997, and President,
                                                                  Applications Solutions Division from 1991 to
                                                                  1994, IBM Corporation (global education and
                                                                  global applications)).


Richard L. Woolworth (age 62)          Trustee         1991       Chairman and Chief Executive Officer, The
100 S.W. Market Street                                            Regence Group (healthcare maintenance
#1500                                                             organization) (formerly Chairman and Chief
Portland, OR 97207                                                Executive Officer, BlueCross BlueShield of
                                                                  Oregon; Certified Public Accountant, Arthur
                                                                  Young & Company).


INTERESTED TRUSTEES
William E. Mayer(2) (age 63)           Trustee         1994       Managing Partner, Park Avenue Equity Partners
399 Park Avenue                                                   (private equity) since February, 1999 (formerly
Suite 3204                                                        Founding Partner, Development Capital LLC from
New York, NY 10022                                                November 1996 to February, 1999; Dean and
                                                                  Professor, College of Business and Management,
                                                                  University of Maryland from October, 1992 to
                                                                  November, 1996).


Joseph R. Palombo(2) (age 50)          Trustee,        2000       Executive Vice President and Chief Operating
One Financial Center                 Chairman of                  Officer of Columbia Management Group, Inc.
Boston, MA 02111                      the Board                   since December, 2001 and Director, Executive
                                         and                      Vice President and Chief Operating Officer of
                                      President                   Columbia Management Advisors, Inc. (Advisor)
                                                                  since April, 2003 (formerly Chief Operations
                                                                  Officer of Mutual Funds, Liberty Financial
                                                                  Companies, Inc. from August, 2000 to November,
                                                                  2001; Executive Vice President of Stein Roe &
                                                                  Farnham Incorporated (Stein Roe) from April,
                                                                  1999 to April, 2003; Director of Colonial
                                                                  Management Associates, Inc. (Colonial) from
                                                                  April, 1999 to April, 2003; Director of Stein
                                                                  Roe from September, 2000 to April, 2003)
                                                                  President of Columbia Funds and Galaxy Funds
                                                                  since February, 2003 (formerly Vice President
                                                                  from September 2002 to February 2003); Manager
                                                                  of Stein Roe Floating Rate Limited Liability
                                                                  Company since October, 2000; (formerly Vice
                                                                  President of the Columbia Funds from April,
                                                                  1999 to August, 2000; Chief Operating Officer
                                                                  and Chief Compliance Officer, Putnam Mutual
                                                                  Funds from December, 1993 to March, 1999).

                                     Number of portfolios
                                      in Columbia Funds               Other
                                     complex overseen by          directorships
       Name, address and age           Trustee/Director                held
-----------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)                  124              Anixter International
27 West Monroe Street,                                      (network support equipment
Suite 3500                                                   distributor), Jones Lang
Chicago, IL 60606                                              LaSalle (real estate
                                                             management services) and
                                                                 MONY Group (life
                                                                    insurance)

Anne-Lee Verville (age 58)                125(4)             Chairman of the Board of
359 Stickney Hill Road                                       Directors, Enesco Group,
Hopkinton, NH 03229                                          Inc. (designer, importer
                                                                and distributor of
                                                            giftware and collectibles)

Richard L. Woolworth (age 62)                124            NW Natural (a natural gas
100 S.W. Market Street                                          service provider)
#1500
Portland, OR 97207

INTERESTED TRUSTEES
William E. Mayer(2) (age 63)              126(3)              Lee Enterprises (print
399 Park Avenue                                             media), WR Hambrecht + Co.
Suite 3204                                                      (financial service
New York, NY 10022                                          provider) and First Health
                                                                   (healthcare)

Joseph R. Palombo(2) (age 50)             125(5)                       None
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OFFICERS AND TRANSFER AGENT

                                                Year first
                                                elected or
                                Position with   appointed
Name, address and age           Columbia funds  to office           Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)          Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center              Accounting                 Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                 Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
                                  Controller                 Controller and Chief Accounting Officer of Galaxy Funds
                                                             since September, 2002 (formerly Vice President, Corporate
                                                             Audit, State Street Bank and Trust Company from May, 1998 to
                                                             April, 2001; Audit Manager from July, 1994 to June, 1997;
                                                             Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                             Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer        2000      Treasurer of the Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                             since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                             October, 2000); Treasurer of the Galaxy Funds since
                                                             September 2002; Treasurer, Columbia Management
                                                             Multi-Strategy Hedge Fund, LLC since December, 2002
                                                             (formerly Vice President of Colonial from February, 1998 to
                                                             October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP
                                                             from April, 1996 to January, 1998).

David A. Rozenson (Age 49)        Secretary        2003      Secretary of the Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                             Financial Corporation since January, 1996. Associate General
                                                             Counsel, Columbia Management Group since November, 2002.

Important Information About This Report
The Transfer Agent for Columbia Contrarian Income Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Contrarian Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund, and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Contrarian Income Fund

                                                            -------------
                                                              PRSRT STD
                                                             U.S. Postage
                                                                PAID
                                                            Holliston, MA
                                                            Permit NO. 20
                                                            -------------

COLUMBIA CONTRARIAN INCOME FUND ANNUAL REPORT, OCTOBER 31, 2003


[COLUMBIA FUNDS LOGO]
COLUMBIAFUNDS
A Member of Columbia Management Group

[COPYRIGHT SYMBOL]2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com









                                                746-02/239Q-1003 (12/03) 03/3705

Item 2. Code of Ethics.

    (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

    (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10. Controls and Procedures.

    (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)                Columbia Funds Trust III
            --------------------------------------------------------------------


By (Signature and Title)     /s/ JOSEPH R. PALOMBO
                        --------------------------------------------------------
                          Joseph R. Palombo, President


Date                            December 23, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ JOSEPH R. PALOMBO
                        --------------------------------------------------------
                          Joseph R. Palombo, President


Date                            December 23, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)    /s/ J. KEVIN CONNAUGHTON
                        --------------------------------------------------------
                         J. Kevin Connaughton, Treasurer


Date                            December 23, 2003
    ----------------------------------------------------------------------------